WEISS, PECK & GREER
                                  INVESTMENTS

                            MEMBER OF % REBECO GROUP

                          INTERNATIONAL ASSET MANAGERS



                                  MUTUAL FUNDS

                               Semi-Annual Report
                                 June 30, 2002
                                  (Unaudited)

                                 WPG TUDOR FUND
                           WPG LARGE CAP GROWTH FUND
                          WPG QUANTITATIVE EQUITY FUND
                               WPG CORE BOND FUND
                      WPG INTERMEDIATE MUNICIPAL BOND FUND
                        WPG GOVERNMENT MONEY MARKET FUND
                         WPG TAX FREE MONEY MARKET FUND

                               ONE NEW YORK PLAZA
                            NEW YORK, NEW YORK 10004
                                  800 223-3332

WEISS, PECK & GREER MUTUAL FUNDS

Table of Contents

Chairman's Letter .........................................................    1
Major Portfolio Changes - Equity Funds ....................................    3
Average Annual Total Returns ..............................................    4
Ten Largest Holdings ......................................................    6
Schedules of Investments:
    WPG Tudor Fund ........................................................    8
    WPG Large Cap Growth Fund .............................................   10
    WPG Quantitative Equity Fund ..........................................   12
    WPG Core Bond Fund ....................................................   14
    WPG Intermediate Municipal Bond Fund ..................................   17
    WPG Government Money Market Fund ......................................   20
    WPG Tax Free Money Market Fund ........................................   20
Statements of Assets and Liabilities ......................................   28
Statements of Operations ..................................................   30
Statements of Changes in Net Assets .......................................   32
Notes to Financial Statements .............................................   34
Information on Trustees ...................................................   39
Financial Highlights ......................................................   40

TUDOR
Objective:      Capital appreciation.

LARGE CAP GROWTH
Objective:      Long-term growth of capital.

QUANTITATIVE EQUITY
Objective:      Seeks to provide investment results that exceed the S & P 500.

INTERMEDIATE MUNICIPAL BOND
Objective:      High current income consistent with relative stability of
                principal. Exempt from Federal Income Tax.

CORE BOND
Objective:      High current income consistent with capital preservation.

* TAX FREE MONEY MARKET
 Objective:     Maximize current income with preservation of capital and
                liquidity. Exempt from Federal Income Tax.

* GOVERNMENT MONEY MARKET
 Objective:     Maximize current income with preservation of capital and
                liquidity.

* Although these Funds are money market funds and attempt to maintain a stable $1.00 net asset value per share, investments in these Funds are neither insured nor guaranteed by the FDIC or any other Government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

DEAR SHAREHOLDERS:

DOMESTIC EQUITY

           After posting modestly positive returns in the first quarter, stocks spiraled downward from mid-March forward, and for the first time in twenty-five years the average stock fund is now showing a loss for the trailing three-year period ended June 30.

           Yes, mid-year assessments make for some pretty grim reading. Most headlines contain statements such as "the worst first half in 30 years" before reciting a list of maladies, with loss of investor confidence at the top. But these events are history as far as the financial markets are concerned; they are "in the price," so to speak. As investors, our focus must be on what lies ahead, and in our view there is reason for optimism.

           Unfortunately, the recent scandals in corporate America are not unprecedented in character. S&L and investment banking executives were indicted and sent to jail for fraud after the LBO/real estate bubbles burst in the late 1980s. Major corporations went bankrupt near the end of the early 1980s bear market. Others were bailed out by taxpayers, courtesy of the federal government. So, although the particulars are new, the outlines of the problems are very similar. The markets recovered in due course from earlier scandals even though there was little confidence in the quality of earnings or their growth potential. Over the years we have examined many companies and met with their leaders; rest assured, not everyone in American business is a crook.

           Although it is impossible to pick the turn in real time, several aspects of the economic backdrop indicate improvement. Yes, the latest data suggest real growth will be less robust than it was in the first quarter, yet the numbers continue to reflect unmistakable signs of recovery. Inflation pressures are suppressed, and productivity is fantastic. Most importantly, corporate profits are on the rise, and stocks are much more reasonably priced.

FIXED INCOME

           The fixed income markets continued to demonstrate extreme volatility during the first half of 2002. This volatility was the result of weakness in the equity markets and the credit markets, which continued to be plagued by accounting scandals. Second quarter economic growth slowed from the blistering 6.1% pace of the first quarter yet remains far from weak, as GDP is projected to be 2% to 3% in the second quarter. The Federal Open Market Committee met four times and kept rates steady while maintaining a neutral bias. The general theme conveyed by the Fed was "uncertainty" along with "modest but uneven growth" indicating no sense of urgency to raise interest rates.

           The yield curve steepened during the first half of the year. Slower economic growth, weak equity markets, and corporate governance issues caused interest rates to drop across the curve with the front end leading the way. In contrast with the first quarter when expectations focused on Fed tightening, the second quarter gave rise to a steady Fed policy for perhaps the entire year. For the first half of the year, yields fell 21, 27, and 25 basis points for 2, 5 and 10-year maturities, respectively, while rising 4 basis points for 30-year treasuries. The curve (i.e., 2 year-30 year spread) steepened by 25 basis points to end the half year at 270 basis points.

           Sector performance varied dramatically during the six months, with high quality sectors dramatically outperforming lower quality ones. Government agency debentures were the best performing sector. Asset-backed securities continued to have a strong run, as spreads on AAA rated securities tightened to Treasuries. Well-diversified high quality commercial mortgage backed securities were the best performing securities within a strong performing commercial mortgage backed sector.

           In contrast to these high quality sectors, investment grade corporate bonds produced a negative excess return of 136 basis points versus Treasuries during the first half of the year. The corporate market continued to see numerous credit blow-ups across a number of different sectors creating a high level of investor risk aversion.

           Despite these negatives, we do anticipate that there will be an opportunity sometime in the second half of the year to significantly bring up our corporate weightings. The timing of this and the catalyst for this are obviously the big question marks. Given the poor seasonals in the July-October period, and strong risk aversion sentiment in the market, any turnaround is more likely to occur in the fourth quarter. As a result, we remain underweight the overall sector with a bias to avoid (or index weight) higher volatility credits. Error avoidance continues to be the key to outperforming in the credit markets and our current strategy is centered around this belief.

                                                        Sincerely,


                                                        /s/ ROGER J. WEISS
                                                        ------------------
                                                        Roger J. Weiss
                                                        Chairman of the Board
                                                        July 25, 2002

WEISS, PECK & GREER MUTUAL FUNDS

Major Portfolio Changes - Equity Funds - Six Months Ending June 30, 2002 - (Unaudited)

TUDOR FUND                              LARGE CAP GROWTH FUND

ADDITIONS                               ADDITIONS
---------                               ---------
Cambior Inc.                            Amgen, Inc.
CTI Molecular Imaging Inc.              Coca-Cola Company
MDC Holdings, Inc.                      Conagra Foods Inc.
Neoware Systems Inc.                    Forest Laboratories, Inc.
Quinton Cardiology Systems              Kroger Co.
Racing Champions Ertl. Corporation      McDonald's Corp.
Safenet Inc.                            Mellon Financial Corp.
TVX Gold, Inc.                          Southwest Airlines Co.
United Online Inc.                      St. Jude Medical, Inc.
Washington Federal Inc.                 Sysco Corp.

DELETIONS                               DELETIONS
---------                               ---------
American Physicians Capital Inc.        AOL Time Warner, Inc.
Cor Therapeutics                        Apache Corp.
Cryptologic, Inc.                       Costco Wholesale Corp.
Genesis Microchip, Inc.                 Federal Home Loan Mortgage Corporation
I-MANY, Inc.                            Federal National Mortgage Association
Microtune Inc.                          General Electric Co.
Simplex Solutions, Inc.                 Liberty Media Corp. Series A
Tellium, Inc.                           Pfizer Inc.
Tier Technologies, Inc.                 The Walt Disney Co.
Zoran Corp.                             Tyco International Ltd.


QUANTITATIVE EQUITY FUND

ADDITIONS
---------
Alcan Inc.
Chevron Corporation
Compass Bancshares, Inc.
Devon Energy Corp.
Intuit Inc.
McKesson Corp.
North Fork Bancorporation
Public Service Enterprise
Wachovia Corp.
Wellpoint Health Network

DELETIONS
---------
Baker Hughes, Inc.
Bristol Myers Squibb Co.
Cardinal Health Inc.
Charter One Financial, Inc.
Comcast Corp.
First Data Corp.
Firstenergy Corp.
Office Depot, Inc.
Southtrust Corp.
Sunoco Inc.

WEISS, PECK & GREER MUTUAL FUNDS

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED JUNE 30, 2002 - (UNAUDITED)

                                      Six        One      Five          Ten
                                     Months      Year     Years        Years
                                     ------      ----     -----        -----
TUDOR                               -15.91%    -19.99%    -0.99%       6.53%

Russell 2000 Growth Index           -17.35%    -25.00%    -1.98%       6.23%
Lipper Small Cap Growth Index       -14.74%    -21.60%     3.43%      10.45%

TUDOR

The Equity markets continued their slide during the 1st half as fears of a double-dip recession, accounting scandals and security from terrorist activities weighed heavily on investors. The Tudor fund outperformed its benchmark, the Russell 2000 Growth Index by 1.44 %, -15.9% vs. -17.4%, during the six months ended June 30th 2002. The fund continued to invest in a defensive manner with Consumer Staples and Consumer oriented technology holdings providing the best returns. Our outlook remains cautious, as we wait for greater clarity on corporate spending as the economic recovery continues.


                                          Six        One       Five       Ten
                                         Months      Year      Years     Years
                                         ------      ----      -----     -----
LARGE CAP GROWTH                        -16.63%    -22.57%     1.02%     9.61%

Russell 1000 Growth Index               -20.78%    -26.49%    -0.28%     8.91%
Lipper Large Cap Core Index             -12.36%    -17.15%     3.30%    10.17%

LARGE CAP GROWTH

Mid-year assessments make for some pretty grim reading, especially for growth investors. For the first six months, the WPG Large-Cap Growth Fund returned -16.6% however, the Russell 1000 Growth index was worse with a total return of -20.8%, and the median return for the Lipper Large-Cap Growth category was -18.7%. Both the growth and value styles produced negative returns, but value beat growth by 16% in the first half using the Russell 1000 Growth and Value indexes, with technology and health care the biggest laggards. In terms of market value categories, smaller was better: the top two market-cap quintiles in the R1000G were down over 19%, while small-cap stocks in the bottom three quintiles were down less than 2%.

                                Six          One           Five        From
                               Months        Year          Years      1/1/93+
                               ------        ----          -----      -------
QUANTITATIVE EQUITY           -10.60%      -16.13%         3.16%       9.89%

S & P 500 Stock Index         -13.16%      -17.99%         3.66%      11.13%

QUANTITATIVE EQUITY

The market declined steadily through the first half of 2002 with March being the only exception. As Enron was replaced in the headlines by a series of new accounting issues and corporate fraud at other major corporations, a crisis of confidence seemed to take hold of the market. Even a hint of problematic accounting or lack of financial transparency was immediately and severely reflected in a firm's stock price. Further compounding this situation was the threat of more terrorist attacks and continued unrest in the Middle East. The Quantitative Equity disciplined approach served the fund well keeping it 2.5% ahead of the S&P500 for the period. The Quantitative Equity model proved effective in guiding stock selection. The model was very consistent performing well throughout the period with earnings momentum and valuation factors both delivering strong predictive power. Forecast Earnings to Price, Cash Flow to Price, Earnings Revisions Up and Down as well as Earnings Surprise were the most predictive factors. We continue to believe that investor focus will remain on companies with rising earnings and good relative valuation. Hence, we are appropriately positioned to continue to add value.

                                            Six      One      Five      Ten
                                           Months    Year     Years    Years
                                           ------    ----     -----    -----
CORE BOND                                   3.57%    8.85%    7.49%    6.07%

Lehman Aggregate Index                      3.79%    8.63%    7.57%    7.35%
Morningstar Intermediate-Term Bond          2.35%    6.36%    6.26%    6.63%

CORE BOND

Continuing where they left off in 2001, interest rates declined across most of the yield curve in the first half of 2002. The best performing part of the yield curve was the 5-year, which dropped 27 basis points while the weakest performing part was the 30-year, which actually rose in yield by 4 basis points. Equity market weakness helped fuel this rally as investors flocked to investment safe havens. This uncertain climate hurt corporate bonds, causing the sector to widen significantly in the first half of the year. Telecom, cable/media and power generating companies were the laggards. Outperformance in the Fund was generated by a first quarter overweight in the strong performing mortgage backed securities sector. Other modest positives were from overweights in commercial mortgage-backed and asset-backed securities. On the negative side, our yield curve positioning was a modest drag on performance as we were overweight the poor performing long-end of the curve while we were underweight the strong performing short-end of the curve. Additionally, a first quarter weighting in several poorly performing telecommunications credits resulted in the corporate sector detracting from returns.

WEISS, PECK & GREER MUTUAL FUNDS

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED JUNE 30, 2002 - (UNAUDITED)


                                            Six      One      Five    From
                                           Months    Year     Years   7/1/93+
                                           ------    ----     -----   -------
INTERMEDIATE MUNICIPAL BOND                 5.25%    6.95%    5.65%    5.36%

Lehman Brothers 3-10 Year Municipal
        Bond Index                          4.75%    6.94%    5.96%    5.73%
Lipper Intermediate Muni Funds              4.30%    6.00%    5.16%    5.10%

INTERMEDIATE MUNICIPAL BOND

After initially pricing in an aggressive Fed tightening, market participants abruptly reversed course and took short-term yields lower as economic strength was mitigated by equity market weakness. This dynamic produced moderate fixed income returns during the first quarter followed by impressive second quarter results. The municipal bond market generally followed the pattern set by the taxable bond market with some minor variations. The relative stability of the market attracted investors not only from the equity market but also from traditional corporate bond buyers. This incremental demand was met by near record municipal market issuance. The Fund was able to post impressive returns both on an absolute and relative basis. By maintaining a stable exposure to interest rate swings, the Fund avoided being whipsawed as market sentiment changed abruptly during the first quarter. Additional excess return was garnered through a focus on high quality securities as lesser grade bonds suffered some illiquidity as was the case in all credit markets.


+ Inception of Fund.

  Performance represents historical data. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Each Fund's results and the indices (except as noted below) assume the reinvestment of all capital gain distributions and income dividends. Each Fund's past performance is not indicative of future performance and should be considered in light of each Fund's investment policy and objectives, the characteristics and quality of its portfolio securities, and the periods selected. The S&P 500 Stock Index is a broad based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. The Russell 1000 Growth Index measures the performance of those companies with an approximate median market capitalization of $3.5 billion that have higher than average price-to-book ratios and higher than average forcasted growth values. The Russell 2000 Growth Index is a measurement of changes in stock market conditions based on the average performance of small U.S. growth oriented securities with a median market capitalization of approximately $800 million. Lipper Analytical Services (Lipper) and Morningstar compare mutual funds according to overall performance, investment objectives, investment policies, assets, expense levels, periods of existence and other factors. The Lehman Brothers Aggregate Index is a market weighted blend of all investment grade corporate issues, all mortgage securities and all government issues. The Lehman Brothers 3-10 year Muni Bond Index is a broad based index which contains all securities in the Lehman Municipal Bond Index with maturities from 3-10 years.

WEISS, PECK & GREER MUTUAL FUNDS

TEN LARGEST HOLDINGS AT JUNE 30, 2002* - (UNAUDITED)

                                            PERCENT
                                VALUE       OF NET
TUDOR FUND                     (000'S)      ASSETS
----------------------------------------------------
Commerce Bancorp Inc.          $1,966         3.4%
Radiologix Inc.                 1,668         2.9%
Washington Federal Inc.         1,614         2.8%
TVX Gold, Inc.                  1,586         2.8%
XTO Energy Inc.                 1,375         2.4%
Performance Group               1,337         2.3%
United Online Inc.              1,243         2.2%
Zoll Medical Corp.              1,184         2.1%
Centene Corp.                   1,177         2.1%
Neoware Systems Inc.            1,134         2.0%
                              -------        ----
                              $14,284        25.0%
                              =======        ====


                                           PERCENT
                                VALUE       OF NET
LARGE CAP GROWTH FUND          (000'S)      ASSETS
----------------------------------------------------
Viacom Inc. Cl B               $2,307         4.0%
Wellpoint Health Network        2,231         3.9%
Conagra Foods Inc.              2,204         3.8%
McDonald's Corp.                2,120         3.7%
Principal Financial Group       2,074         3.6%
J. C. Penny Co.                 2,043         3.6%
Carnival Corp.                  2,038         3.5%
Coca-Cola Company               1,876         3.3%
Citigroup Inc.                  1,744         3.0%
First Data Corp.                1,704         3.0%
                              -------        ----
                              $20,341        35.4%
                              =======        ====



                                           PERCENT
                                VALUE       OF NET
QUANTITATIVE EQUITY FUND       (000'S)      ASSETS
----------------------------------------------------
General Electric Co.             $564         3.2%
Pfizer Inc.                       551         3.1%
Microsoft Corp.                   509         2.9%
Citigroup Inc.                    413         2.4%
Wal-Mart Stores Inc.              391         2.2%
Johnson & Johnson                 361         2.1%
Procter & Gamble Co.              344         2.0%
Merck & Co. Inc.                  332         1.9%
Bankamerica Corp.                 327         1.9%
American International
     Group, Inc.                  310         1.8%
                               ------        ----
                               $4,102        23.5%
                               ======        ====

WEISS, PECK & GREER MUTUAL FUNDS


                                                                                                  PERCENT
                                                                                        VALUE      OF NET
CORE BOND FUND                                                                         (000'S)     ASSETS
----------------------------------------------------------------------------------------------------------
U. S. Treasury Note 5.875% due 11/15/04 ............................................   $12,265      11.3%
Federal National Mortgage Association 6.500% Due 7/1/17-7/31/32** ..................    11,319      10.5%
Federal National Mortgage Association Discount Note Due 7/15/02 ....................     8,392       7.8%
Federal National Mortgage Association 5.375% Due 11/15/11 ..........................     5,145       4.8%
Federal National Mortgage Association 6.000% Due 7/1/17-7/1/31** ...................     5,003       4.6%
Government National Mortgage Association 6.500% Due 2/15/24-10/15/24** .............     4,513       4.2%
U. S. Treasury Note 4.375% due 5/15/07 .............................................     4,207       3.9%
Federal National Mortgage Association 7.000% Due 7/1/32 ............................     4,184       3.9%
Federal National Mortgage Association Discount Note Due 7/11/02 ....................     3,358       3.1%
Federal Home Loan Mortgage Corporation 4.125% Due 6/15/05 ..........................     3,306       3.0%
                                                                                       -------      -----
                                                                                       $61,692      57.1%
                                                                                       =======      =====


INTERMEDIATE MUNICIPAL BOND FUND
----------------------------------------------------------------------------------------------------------
Chicago Illinois O'Hare International Airport Revenue Refunding - 2nd Lien
        Series C (MBIA Insured) 5.750% Due 1/1/09 ..................................   $ 1,108       5.4%
Rhode Island Housing & Mortgage Finance Corporation Multi Family Housing Revenue
        Series A (AMBAC Insured) 5.700% Due 7/1/07 .................................     1,010       4.9%
Atlanta Georgia Water & Wastewater Revenue Series A 5.000% Due 11/1/38 .............       857       4.2%
Oklahoma County Oklahoma Home Finance Authority Single Family Refunding Subordinated
        Mortgage Revenue Series B 3.160%+ Due 7/1/12 ...............................       825       4.0%
Charlotte North Carolina Water & Sewer System Revenue 5.500% Due 6/1/12 ............       814       4.0%
Louisiana State Office Facilities Corporate Lease Revenue Capital Complex Program
        (AMBAC Insured) 5.000% Due 5/1/12 ..........................................       803       3.9%
New Orleans Louisiana Public Improvement General Obligation
        (FSA Insured) 7.200% Due 11/1/08 ...........................................       761       3.7%
San Antonio Texas Electric & Gas 5.500% Due 2/1/13 .................................       743       3.6%
Mobile Alabama Water & Sewer Commissioners Water & Sewer Revenue 5.250% Due 1/1/13 .       725       3.6%
Illinois State Sales Tax Revenue 5.500% Due 6/15/09 ................................       663       3.3%
                                                                                       -------      -----
                                                                                       $ 8,309      40.6%
                                                                                       =======      =====

* The composition of the largest securities in each portfolio is subject to change.
**   Mortgage pass-through securities.
+    Indicates yield-to-maturity at June 30, 2002.



WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2002 - (UNAUDITED)


Number                                                       Value
of Shares                 Security                          (000's)
---------------------------------------------------------------------
                             TUDOR

             COMMON STOCKS (92.8%)
             CAPITAL GOODS
             AEROSPACE/DEFENSE (2.0%)
   15,000    *EDO Corp. ..............................    $     428
   38,300    Titan Corp. .............................          701
                                                          ---------
                                                              1,129
                                                          ---------

             BIOTECHNOLOGY (1.2%)
  228,100    #*Northwest Biotherapeutics, Inc. .......          693
                                                          ---------

             COMMUNICATIONS (1.7%)
    5,000    *Arris Group Inc. .......................           22
   25,300    *Emmis Broadcasting Series A ............          536
   48,800    *Powerwave Technologies Inc. ............          447
                                                          ---------
                                                              1,005
                                                          ---------

             COMPUTER SOFTWARE & SERVICES (3.5%)
   66,600    *Elite Information Group ................          662
   69,100    *J. D. Edwards & Co. ....................          840
   47,300    #*Printcafe Software Inc. ...............          233
   72,900    *Western Digital Corp. ..................          237
                                                          ---------
                                                              1,972
                                                          ---------

             CONSTRUCTION SERVICES (0.8%)
   13,300    Standard Pacific Corp. ..................          467
                                                          ---------

             ELECTRONICS (1.2%)
   26,500    #*ESS Technologies Inc. .................          465
  226,400    #*Sonicblue Inc. ........................          233
                                                          ---------
                                                                698
                                                          ---------

             INTERNET CONTENT (4.3%)
   21,400    *Alloy Online, Inc. .....................          309
  105,900    *Centillium Communication Inc. ..........          923
  103,400    #*United Online Inc. ....................        1,243
                                                          ---------
                                                              2,475
                                                          ---------

             PHARMACEUTICALS (0.6%)
   30,800    #*Adolor Corp. ..........................          347
                                                          ---------

             PUBLISHING (1.0%)
   14,600    *Scholastic Corp. .......................          553
                                                          ---------

             SEMICONDUCTORS (4.5%)
   36,900    *Anadigics Inc. .........................          304
   39,900    *Axcelis Technologies Inc. ..............          451
   21,600    *Intersil Corp - Cl A ...................          462
   47,400    *Metalink Ltd. ..........................          108
   39,700    *Pericom Semiconductor Corp. ............          460
   81,300    *Simple Tech Inc. .......................          277



Number                                                       Value
of Shares                 Security                          (000's)
---------------------------------------------------------------------
                      TUDOR (CONTINUED)

   14,800    *Varian Semiconductor Equipment
               Associates, Inc. ......................    $     502
                                                          ---------
                                                              2,564
                                                          ---------
                                                             11,903
                                                          ---------

             CONSUMER BUSINESS SERVICES (0.3%)
    5,000    *AMN Healthcare Services Inc. ...........          175
                                                          ---------

             ENTERTAINMENT (2.8%)
   36,500    *Racing Champions Ertl. Corporation .....          674
   31,050    #*THQ Inc. ..............................          926
                                                          ---------
                                                              1,600
                                                          ---------

             FOOD (7.7%)
    8,700    *American Italian Pasta Co. Cl A ........          444
   13,900    *CEC Entertainment Inc. .................          574
   11,750    *Cheesecake Factory .....................          417
   76,200    *Monterey Pasta Company .................          718
   39,500    *Performance Group ......................        1,337
   14,600    *United Natural Foods Inc. ..............          285
   13,200    *Whole Foods Market Inc. ................          637
                                                          ---------
                                                              4,412
                                                          ---------

             HEALTH CARE SERVICES (10.6%)
   89,400    #*Aradigm Corp. .........................          390
   37,900    *CTI Molecular Imaging Inc. .............          869
   23,700    *Depomed Inc. ...........................           73
   11,700    #*Genta, Inc. ...........................           97
   10,400    *ISIS Pharmaceuticals ...................           99
   31,700    *NPS Pharmaceutical Inc. ................          486
   71,000    *Quinton Cardiology Systems .............          643
  109,400    *Radiologix Inc. ........................        1,668
   47,300    *The Medicines Co. ......................          583
   36,400    *Zoll Medical Corp. .....................        1,184
                                                          ---------
                                                              6,092
                                                          ---------

             MEDICAL BIOTECHNOLOGY (3.5%)
   76,200    #*Microvision Inc. ......................          399
   33,300    *NBTY Inc. ..............................          515
   31,700    *Penwest Pharmaceuticals Co. ............          618
   13,000    *Transkaryotic Therapies Inc. ...........          469
                                                          ---------
                                                              2,001
                                                          ---------

             MEDICAL-GENERIC DRUGS (1.0%)
   20,300    *Pharmaceutical Resources Inc. ..........          564
                                                          ---------

             MEDICAL-HOSPITALS (2.1%)
   38,000    *Centene Corp. ..........................        1,177
                                                          ---------



                       See notes to financial statements



Page 8

WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2002 - (UNAUDITED)

Number                                                       Value
of Shares                 Security                          (000's)
---------------------------------------------------------------------
                      TUDOR (CONTINUED)

             OTHER (1.9%)
   91,600    *Princeton Review Inc. ..................    $     837
    8,000    *Yankee Candle Co. ......................          217
                                                          ---------
                                                              1,054
                                                          ---------

             RETAIL (6.0%)
   15,000    *Aeropostale, Inc. ......................          411
   10,200    *Ambercrombie & Fitch Co. ...............          246
   41,500    *Big 5 Sporting Goods Corp. .............          593
   33,800    *Copart Inc. ............................          549
   22,500    *Linens `N Things, Inc. .................          738
   29,000    *Too, Inc. ..............................          893
                                                          ---------
                                                              3,430
                                                          ---------

             TELECOMMUNICATIONS (1.0%)
   75,600    #*XM Satellite Radio Holdings Inc. ......          548
                                                          ---------
                                                             21,053
                                                          ---------

             ENERGY OIL & GAS EXPLORATION (5.0%)
   38,200    *Pioneer Natural Resources Co. ..........          995
   21,800    *Universal Compression Holdings .........          523
   66,750    XTO Energy Inc. .........................        1,375
                                                          ---------
                                                              2,893
                                                          ---------

             OIL FIELD SERVICES (1.7%)
   59,600    *Key Energy Group, Inc. .................          626
   23,600    *Pride International, Inc. ..............          370
                                                          ---------
                                                                996
                                                          ---------
                                                              3,889
                                                          ---------

             INTEREST SENSITIVE BANKS (7.7%)
   44,470    Commerce Bancorp Inc. ...................        1,966
   30,200    Hubco, Inc. .............................          862
   63,905    Washington Federal Inc. .................        1,614
                                                          ---------
                                                              4,442
                                                          ---------

             INSURANCE (0.1%)
    2,400    Odyssey Re Holdings Corp. ...............           42
                                                          ---------

             OTHER (5.1%)
  103,555    *AB Watley ..............................           16
   67,500    *ARX, Inc. ..............................          468
   31,180    BRE Properties Inc Cl A .................          970
   20,000    *ExpressJet Holdings Inc. ...............          261
   33,700    *VCA Antech, Inc. .......................          524
   28,433    Waddell & Reed Financial Cl A ...........          652
                                                          ---------
                                                              2,891
                                                          ---------
                                                              7,375
                                                          ---------



Number                                                       Value
of Shares                 Security                          (000's)
---------------------------------------------------------------------
                      TUDOR (CONTINUED)

             INTERMEDIATE GOODS & SERVICES
             APPLICATIONS SOFTWARE (2.0%)
    1,000    #*Magma Design Automation, Inc. .........    $      17
  100,000    *Neoware Systems Inc. ...................        1,134
                                                          ---------
                                                              1,151
                                                          ---------

             CONSTRUCTION SERVICES (3.1%)
    7,000    *Beazer Homes USA Inc. ..................          560
   17,400    MDC Holdings, Inc. ......................          904
   10,000    *WCI Communities Inc. ...................          290
                                                          ---------
                                                              1,754
                                                          ---------

             DATA SERVICES (1.8%)
   30,750    Fair, Isaac & Co., Inc. .................        1,011
                                                          ---------

             ENGINEERING (2.5%)
   17,200    *EMCOR Group, Inc. ......................        1,010
   29,000    *US Laboratories Inc. ...................          377
                                                          ---------
                                                              1,387
                                                          ---------

             GOLD & SILVER (3.8%)
  526,400    #*Cambior Inc. ..........................          595
1,132,700    *TVX Gold, Inc. .........................        1,585
                                                          ---------
                                                              2,180
                                                          ---------

             INTERNET SOFTWARE (1.5%)
   60,300    #*Safenet Inc. ..........................          840
                                                          ---------

             TRANSPORTATION (0.8%)
   13,100    Teekay Shipping Marshall Island .........          484
                                                          ---------
                                                              8,807
                                                          ---------

             TOTAL COMMON STOCK
                (Cost $51,348) .......................       53,027
                                                          ---------

             PREFERRED STOCK (1.9%)
             OTHER
             (Cost $1,000)
    2,353    *Designs Incorporated Preferred
               Stock 144A ............................        1,115
                                                          ---------

             WARRANTS (0.0%)
   94,750    Cambior, Inc. ...........................           19
                                                          ---------

Principal
Amount
(000's)
-------
             REPURCHASE AGREEMENTS (4.1%)
                (Cost $2,317)
   $2,317    SBG Warburg LLC 1.910% Due 7/1/02
                with maturity value of $2,317
                (collateralized by $1,817
                United States Treasury Bond
                8.125% Due 5/15/21) ..................        2,317
                                                          ---------
                       See notes to financial statements




                                                                          Page 9


WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2002 - (UNAUDITED)

Number                                                       Value
of Shares                 Security                          (000's)
---------------------------------------------------------------------
                      TUDOR (CONTINUED)

             TOTAL INVESTMENTS (98.8%)
                (Cost $54,665) .......................      $56,478

             OTHER ASSETS IN EXCESS OF
               LIABILITIES (1.2%) ....................          686
                                                          ---------

             TOTAL NET ASSETS (100.0%)                      $57,164
                                                          =========


*    Non-income producing security.
#    Security out on loan (see Note 3).




Number                                                               Value
of Shares                 Security                                   (000's)
-------------------------------------------------------------------------------
                      LARGE CAP GROWTH

             COMMON STOCKS (94.1%)
             CAPITAL GOODS
             BROADCASTING/ADVERTISING (4.0%)
 52,000      *Viacom Inc. Cl B ..............................         $ 2,307
                                                                      -------

             COMPUTER SOFTWARE & SERVICES (4.9%)
104,300      *Cisco Systems Inc. ............................           1,455
 80,000      *EMC Corp. .....................................             604
 53,100      *Siebel Systems Inc. ...........................             755
                                                                      -------
                                                                        2,814
                                                                      -------

             INTERNET SOFTWARE (1.1%)
 45,400      *Check Point Software Technologies Ltd. ........             616
                                                                      -------

             SEMICONDUCTORS (7.7%)
 40,700      *Applied Materials, Inc. .......................             774
 45,800      *Analog Devices, Inc. ..........................           1,360
 22,500      *KLA-Tencor Corp. ..............................             990
 10,000      *Novellus System, Inc. .........................             340
 41,000      *Teradyne, Inc. ................................             973
                                                                      -------
                                                                        4,437
                                                                      -------

             TECHNOLOGY (5.1%)
 47,500      *Broadcom Corporation ..........................             833
 56,200      Texas Instruments, Inc. ........................           1,332
 33,300      *Xilinx, Inc. ..................................             747
                                                                      -------
                                                                        2,912
                                                                      -------
                                                                       13,086
                                                                      -------

             CONSUMER DATA SERVICES (3.0%)
 45,800      First Data Corp. ...............................           1,704
                                                                      -------

             FOOD DISTRIBUTORS (12.4%)
 33,500      Coca-Cola Company ..............................           1,876
 79,700      Conagra Foods Inc. .............................           2,204
 73,000      *Kroger Co. ....................................           1,453
 58,000      Sysco Corp. ....................................           1,578
                                                                      -------
                                                                        7,111
                                                                      -------

             HEALTH CARE (11.8%)
 12,300      Baxter International Inc. ......................             547
 12,300      Eli Lilly & Co. ................................             694
 16,700      Johnson & Johnson ..............................             873
102,100      *Medarex Inc. ..................................             758
 15,700      Pharmacia Corp. ................................             587
 29,700      *Wellpoint Health Network ......................           2,311
 20,200      Wyeth ..........................................           1,034
                                                                      -------
                                                                        6,804
                                                                      -------
                       See notes to financial statements




Page 10


WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2002 - (UNAUDITED)

Number                                                                 Value
of Shares                 Security                                    (000's)
-----------------------------------------------------------------------------
                   LARGE CAP GROWTH (CONTINUED)

             MEDICAL (7.5%)
 32,700      *Amgen, Inc. ...................................         $ 1,369
 17,400      *Forest Laboratories, Inc. .....................           1,232
 13,500      *St. Jude Medical, Inc. ........................             997
 20,100      *Zimmer Holdings, Inc. .........................             717
                                                                      -------
                                                                        4,315
                                                                      -------

             RESTAURANTS (3.7%)
 74,500      McDonald's Corp. ...............................           2,120
                                                                      -------

             RETAIL (3.6%)
 92,800      J.C.Penney Co. .................................           2,043
                                                                      -------

             OTHER (8.2%)
 73,600      Carnival Corp. .................................           2,038
 26,100      Philip Morris Companies Inc. ...................           1,140
 40,000      Walgreen Co. ...................................           1,545
                                                                      -------
                                                                        4,723
                                                                      -------
                                                                       28,820
                                                                      -------

             INDUSTRIALS AEROSPACE (1.7%)
 60,500      Southwest Airlines Co. .........................             978
                                                                      -------

             INTEREST SENSITIVE BANKS (3.4%)
 37,000      Mellon Financial Corp. .........................           1,163
 20,600      North Fork Bancorporation ......................             820
                                                                      -------
                                                                        1,983
                                                                      -------

             INSURANCE (7.8%)
 19,700      American International
                Group Inc. ..................................           1,344
 20,000      Everest Re Group Ltd. ..........................           1,119
 66,900      *Principal Financial Group .....................           2,074
                                                                      -------
                                                                        4,537
                                                                      -------



Number                                                                 Value
of Shares                 Security                                    (000's)
-----------------------------------------------------------------------------
                   LARGE CAP GROWTH (CONTINUED)

             OTHER (4.6%)
 45,000      Citigroup Inc. .................................         $ 1,744
 12,300      The Goldman Sachs Group Inc. ...................             902
                                                                      -------
                                                                        2,646
                                                                      -------
                                                                        9,166
                                                                      -------

             NATURAL RESOURCES ENERGY & RELATED (2.0%)
 24,900      Schlumberger Ltd. ..............................           1,158
                                                                      -------

             TELECOM SERVICES WIRELESS TELECOM (1.6%)
151,800      *AT&T Wireless Group ...........................             888
                                                                      -------

             Total Common Stock
                (Cost $60,682) ..............................          54,096
                                                                      -------

Principal
Amount
(000's)
-------
             EURODOLLAR DEPOSIT (4.2%)
                (Cost $2,412)
   $2,412    Societe Generale Bank 1.500% Due 7/1/02 ........           2,412
                                                                      -------

             TOTAL INVESTMENTS (98.3%)
                (Cost $63,094) ..............................          56,508


             OTHER ASSETS IN EXCESS
               OF LIABILITIES (1.7%) ........................             980
                                                                      -------

             TOTAL NET ASSETS (100.0%) ......................         $57,488
                                                                      =======

*    Non-income producing security.

                       See notes to financial statements





                                                                         Page 11


WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2002 - (UNAUDITED)

Number                                                                 Value
of Shares                 Security                                    (000's)
-----------------------------------------------------------------------------
                       QUANTITATIVE EQUITY

              COMMON STOCKS (99.4%)
              AEROSPACE (1.2%)
  2,000       Boeing Co. .........................................       $    90
  3,350       Honeywell Inc. .....................................           118
                                                                         -------
                                                                             208
                                                                         -------

              APPAREL & ACCESSORY STORES (0.7%)
  4,050       *Reebok International, Ltd. ........................           119
                                                                         -------

              BANKING/FINANCIAL (6.0%)
  4,650       Bankamerica Corp. ..................................           327
  4,150       Compass Bancshares, Inc. ...........................           139
  4,600       National City Corp. ................................           153
  3,600       North Fork Bancorporation ..........................           143
  5,600       US Bancorp .........................................           131
  4,000       Wachovia Corp. .....................................           153
                                                                         -------
                                                                           1,046
                                                                         -------

              BASIC INDUSTRIES (4.1%)
  3,700       Alcan Inc. .........................................           139
  4,350       Engelhard Corp. ....................................           123
  6,550       *Pactiv Corporation ................................           156
  2,450       Parker-Hannifin Corp. ..............................           117
  3,000       Praxair, Inc. ......................................           171
    706

              BROADCAST (0.4%)
  2,400       *Clear Channel Communications ......................            77
                                                                         -------

              COMMERCIAL SERVICES (1.3%)
  9,300       Cendant Corp. ......................................           148
  3,400       Equifax, Inc. ......................................            92
                                                                         -------
                                                                             240
                                                                         -------

              CONSUMER CYCLICALS (7.4%)
  7,350       *AOL Time Warner Inc. ..............................           108
  1,900       General Motors Corp. ...............................           102
  4,800       Home Depot, Inc. ...................................           176
  6,400       *Kroger Co. ........................................           127
  6,300       Mattel, Inc. .......................................           133
  4,700       Sears Roebuck & Co. ................................           255
  7,100       Wal-Mart Stores Inc. ...............................           391
                                                                         -------
                                                                           1,292
                                                                         -------

              CONSUMER NON-CYCLICALS (7.9%)
  5,950       Archer-Daniels Midland Co. .........................            76
  2,500       Coca-Cola Company ..................................           140
  1,700       Coors(Adolph) Co. Cl B .............................           106
  3,400       Newell Rubbermaid ..................................           119
  4,350       Pepsi Bottling Group Inc. ..........................           134
  4,650       Pepsico, Inc. ......................................           224
  5,500       Philip Morris Companies Inc. .......................           240
  3,850       Procter & Gamble Co. ...............................           344
                                                                         -------
                                                                           1,383
                                                                         -------
Number                                                                 Value
of Shares                 Security                                    (000's)
--------------------------------------------------------------------------------
                  QUANTITATIVE EQUITY (continued)

              CONSUMER SERVICES (1.1%)
  4,200       *Viacom Inc. .......................................       $   186
                                                                         -------

              ELECTRIC SERVICES (1.5%)
  2,100       Exelon Corp. .......................................           110
  3,600       Public Service Enterprise ..........................           156
                                                                         -------
                                                                             266
                                                                         -------

              ELECTRONICS (0.5%)
  1,400       *L-3 Communications Holdings Inc. ..................            76
  4,500       *Solectron Corp. ...................................            27
                                                                         -------
                                                                             103
                                                                         -------

              ELECTRONICS - SEMICONDUCTORS (3.3%)
  2,250       *Analog Devices Inc. ...............................            67
  1,500       *Applied Materials Inc. ............................            29
 15,000       Intel Corp. ........................................           274
  4,500       *Micron Technology, Inc. ...........................            91
  4,400       Texas Instruments, Inc. ............................           104
                                                                         -------
                                                                             565
                                                                         -------

              ENERGY (4.6%)
  3,900       Devon Energy Corp. .................................           192
  6,550       Exxon Mobil Corp. ..................................           268
  5,000       Marathon Oil Corp. .................................           136
  3,600       Occidental Petroleum Corp. .........................           108
  4,800       Sempra Energy ......................................           106
                                                                         -------
                                                                             810
                                                                         -------

              ENTERTAINMENT (0.5%)
  8,000       *Park Place Entertainment Corp. ....................            82
                                                                         -------

              FINANCE (11.6%)
  1,700       AMBAC Financial Group Inc. .........................           114
  3,600       American Express ...................................           131
  4,550       American International Group Inc. ..................           310
  2,000       Bear Stearns Companies, Inc. .......................           122
 10,650       Citigroup Inc. .....................................           413
  2,500       Countrywide Credit Industries, Inc. ................           121
  2,450       Fannie Mae .........................................           181
  1,850       Household International Inc. .......................            92
  5,600       JP Morgan Chase & Co. ..............................           190
  3,700       Keycorp ............................................           101
  1,600       Merrill Lynch & Co., Inc. ..........................            65
  2,100       Morgan Stanley .....................................            90
  2,700       Washington Mutual, Inc. ............................           100
                                                                         -------
                                                                           2,030
                                                                         -------

              FOOD (1.3%)
  3,950       Conagra Food Inc. ..................................           109
  4,900       Darden Restaurants Inc. ............................           121
                                                                         -------
                                                                             230
                                                                         -------
                        See notes to financial statements




Page 12



WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2002 - (UNAUDITED)

Number                                                                 Value
of Shares                 Security                                    (000's)
-----------------------------------------------------------------------------
                       QUANTITATIVE EQUITY (continued)

              HEALTH CARE (9.1%)
  6,900       Johnson & Johnson ..................................       $   361
  4,600       McKesson Corp. .....................................           150
  6,550       Merck & Co Inc. ....................................           332
 15,750       Pfizer Inc. ........................................           551
  2,250       *Wellpoint Health Networks .........................           175
                                                                         -------
                                                                           1,569
                                                                         -------

              HOMEBUILDING (0.8%)
  2,300       Pulte Homes, Inc. ..................................           132
                                                                         -------

              INDUSTRIAL (5.1%)
  7,000       *FMC Technologies Inc. .............................           145
 19,400       General Electric Co. ...............................           565
  1,550       Johnson Controls, Inc. .............................           126
  3,950       Tyco International Ltd. ............................            53
                                                                         -------
                                                                             889
                                                                         -------

              INSURANCE (2.6%)
  1,100       CIGNA Corp. ........................................           107
  1,800       MGIC Investment Corp. ..............................           122
  3,250       Old Republic International Corp. ...................           102
  3,000       Torchmark Corp. ....................................           115
                                                                         -------
                                                                             446
                                                                         -------

              MEDICAL PRODUCTS (3.7%)
  3,000       Abbott Laboratories ................................           113
  2,800       *Amgen, Inc. .......................................           117
  3,800       Beckman Instruments, Inc. ..........................           190
  3,150       Mylan Laboratories, Inc. ...........................            99
  3,150       Pharmacia Corporation ..............................           118
                                                                         -------
                                                                             637
                                                                         -------

              OIL AND GAS (2.8%)
  2,700       Amerada Hess Corp. .................................           223
  2,000       Chevron Corporation ................................           177
  1,500       Royal Dutch Petroleum - ADR ........................            83
                                                                         -------
                                                                             483
                                                                         -------
              RETAIL (1.7%)
  9,100       *Autonation Inc. ...................................           132
  2,200       CVS Corp. ..........................................            68
  4,200       Limited Brands, Inc. ...............................            89
                                                                         -------
                                                                             289
                                                                         -------

              SPECIALTY PRINTING (0.8%)
  1,800       Gannett, Inc. ......................................           137
                                                                         -------

Number                                                                 Value
of Shares                 Security                                    (000's)
--------------------------------------------------------------------------------
                       QUANTITATIVE EQUITY (continued)

              TECHNOLOGY (12.4%)
 20,200       *Cisco Systems Inc. ................................       $   282
 12,400       *Corning Inc. ......................................            44
  4,400       *Dell Computer Corp. ...............................           115
  3,450       Electronic Data Systems Corp. ......................           128
  4,200       *EMC Corp. .........................................            32
  1,550       Harris Corp. .......................................            56
  1,900       Hillenbrand Industries,Inc .........................           107
  3,850       International Business Machines ....................           277
  2,900       *Intuit Inc. .......................................           144
  2,350       *Lexmark International Group Inc., Cl-A ............           128
  9,300       *Microsoft Corp. ...................................           509
 10,000       *Oracle Corp. ......................................            95
  4,950       Scientific Atlanta Inc. ............................            81
  5,050       *Sun Microsystems Inc. .............................            25
  2,050       United Technologies Corp. ..........................           139
  2,050       *Veritas Software Corp. ............................            41
                                                                         -------
                                                                           2,203
                                                                         -------

              TELECOMMUNICATIONS (2.3%)
  1,800       Alltel Corp. .......................................            85
  7,750       SBC Communications .................................           236
  6,500       Sprint Corp. .......................................            69
                                                                         -------
                                                                             390
                                                                         -------

              TRANSPORTATION (1.6%)
  2,700       Textron, Inc. ......................................           127
  2,500       Union Pacific Corp. ................................           158
                                                                         -------
                                                                             285
                                                                         -------

              UTILITIES (0.9%)
  3,650       Entergy Corp. ......................................           155
                                                                         -------

              WASTE MANAGEMENT (0.5%)
  4,850       *Republic Services Inc. Cl-A .......................            92
                                                                         -------

              WIRELESS COMMUNICATIONS (1.7%)
  7,550       *AT&T Wireless Services ............................            44
  6,050       Verizon Communications .............................           243
                                                                         -------
                                                                             287
                                                                         -------

              TOTAL INVESTMENTS (99.4%)
                 (Cost $19,073) ..................................        17,337

              OTHER ASSETS IN EXCESS
                 OF LIABILITIES (0.6%) ...........................           102
                                                                         -------

              TOTAL NET ASSETS (100.0%) ..........................       $17,439
                                                                         =======

*    Non-income producing security.


                       See notes to financial statements





                                                                         Page 13



WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2002 - (UNAUDITED)

Principal
Amount                                                               Value
(000's)                       Security                              (000's)
--------------------------------------------------------------------------------
                             CORE BOND

              LONG-TERM SECURITIES
              ASSET BACKED SECURITIES (1.5%)
                (Cost $1,543)
 $1,535       Discover Card Master Trust I Series 1998-6, Class A
                    5.850% Due 1/17/06 ...........................       $ 1,588
                                                                         -------

              CORPORATE DEBENTURES (22.2%)
              BANKING (3.3%)
  1,450       Chase Manhattan Corp. 7.625% Due 1/15/03 ...........         1,492
    350       Citigroup Inc. 6.625% Due 6/15/32 ..................           339
  1,100       Societe Generale Real Estate LLC 7.640%
                    Due 12/29/49 (B) .............................         1,174
    600       Standard Chartered Bank 8.000% Due 5/30/31 (B) .....           617
                                                                         -------
                                                                           3,622
                                                                         -------

              BROADCAST (0.7%)
    400       AOL Time Warner 6.875% Due 5/1/12 ..................           368
    250       Comcast Cable 7.125% Due 6/15/13 ...................           222
    250       TCI Communications Inc. 8.750% Due 8/1/15 ..........           235
                                                                         -------
                                                                             825
                                                                         -------

              BROKERAGE (2.5%)
    495       Lehman Brothers 2.426% Due 7/6/04 ..................           496
  2,110       Morgan Stanley 5.625% Due 1/20/04 ..................         2,181
                                                                         -------
                                                                           2,677
                                                                         -------

              CHEMICALS (0.9%)
  1,000       Chevron Phillips Chemical Co. 5.375%
                    Due 6/15/07 (B) ..............................         1,000
                                                                         -------

              COMMUNICATIONS (1.7%)
    275       AT&T Corp. 7.300% Due 11/15/11 (B) .................           226
    200       AT&T Wireless 8.125% Due 5/1/12 ....................           162
    350       Verizon Communications 7.600% Due 3/15/07 ..........           367
    500       Verizon Global 6.875% Due 6/15/12 ..................           496
    600       Verizon Global 7.750% Due 6/15/32 ..................           572
                                                                         -------
                                                                           1,823
                                                                         -------

Principal
Amount                                                               Value
(000's)                       Security                              (000's)
--------------------------------------------------------------------------------
                             CORE BOND (continued)

              CONSUMER NON-CYCLICAL (0.7%)
   $670       Grand Metro Investment Corp. 7.450% Due 4/15/35 ....       $   744

              ENERGY (1.9%)
    325       Amerada Hess Co. 7.125% Due 3/15/33 ................           324
  1,275       Amerada Hess Co. 7.875% Due 10/1/29 ................         1,387
    300       Petronas Capital 7.875% Due 5/22/22 (B) ............           299
                                                                         -------
                                                                           2,010
                                                                         -------

              FINANCE (8.7%)
    450       Associates Corp. NA 5.750% Due 11/1/03 .............           466
  1,100       Ford Motor Credit 7.250% Due 10/25/11 ..............         1,099
  1,850       General Electric Capital Corp. 6.750%
                    Due 3/15/32 ..................................         1,863
  1,500       GMAC 6.650% Due 11/15/05 ...........................         1,542
    650       Household Finance Corp. 7.000% Due 5/15/12 .........           643
  1,000       International Lease Finance 6.375% Due 3/15/09 .....         1,010
  1,905       Monument Global Funding 5.200% Due 1/30/07 (B) .....         1,944
    800       Prudential LLC Prudential Holdings 8.695%
                    Due 12/18/23 (B) .............................           868
                                                                         -------
                                                                           9,435
                                                                         -------

              INSURANCE (1.3%)
    325       American General Capital Private Placement
                    8.125% Due 3/15/46 (B) .......................           368
  1,000       Reinsurance Group Of America 6.750% Due 12/15/11 ...         1,021
                                                                         -------
                                                                           1,389
                                                                         -------

              METALS (0.5%)
    500       Noranda Inc. 7.250% Due 7/15/12 ....................           496
                                                                         -------

              TOTAL CORPORATE DEBENTURES
                (Cost $23,774) ...................................        24,021
                                                                         -------

              U.S. GOVERNMENT OBLIGATIONS (19.7%)
              U. S. TREASURY BONDS (1.1%)
  1,200       5.375% Due 2/15/31 .................................         1,175
                                                                         -------



                       See notes to financial statements






Page 14



WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2002 - (UNAUDITED)

Principal
Amount                                                               Value
(000's)                       Security                              (000's)
--------------------------------------------------------------------------------
                             CORE BOND (continued)


                U. S. TREASURY NOTES (17.9%)
$   200         5.750% Due 11/30/02 ............................         $   203
 11,540         5.875% Due 11/15/04 ............................          12,265
  4,150         4.375% Due 5/15/07 .............................           4,207
  2,650         4.875% Due 2/15/12 .............................           2,660
                                                                         -------
                                                                          19,335
                                                                         -------

                U. S. TREASURY STRIPS (0.7%)
  1,585         5.615%@ Due 2/15/15 ............................             788
                                                                         -------

                Total U.S. Government Obligations
                (Cost $21,048) .................................          21,298
                                                                         -------

                MORTGAGE PASS THROUGH SECURITIES (38.7%)
                FANNIE MAE (24.9%)
    338         9.000% Due 11/1/10 .............................             366
  2,492         6.500% Due 12/1/14 .............................           2,594
  2,050         6.000% Due 7/1/17(C) ...........................           2,090
  1,165         6.500% Due 7/1/17 (C) ..........................           1,207
    265         7.500% Due 2/1/31 ..............................             278
    315         7.500% Due 2/1/31 ..............................             330
    180         7.500% Due 2/1/31 ..............................             189
    658         7.500% Due 2/1/31 ..............................             690
  2,920         6.000% Due 7/1/32 (C) ..........................           2,913
  4,040         7.000% Due 7/1/32 (C) ..........................           4,184
  1,825         7.500% Due 7/1/32 (C) ..........................           1,915
  9,920         6.500% Due 7/31/32 (C) .........................          10,112
                                                                         -------
                                                                          26,868
                                                                         -------

                GINNIE MAE (8.5%)
    729         7.500% Due 9/15/07 .............................             773
  1,522         8.000% Due 9/15/17 - 12/15/17 ..................           1,645
  4,387         6.500% Due 2/15/24 - 10/15/24 ..................           4,513
  2,155         7.000% Due 7/1/32 (C) ..........................           2,236
                                                                         -------
                                                                           9,167
                                                                         -------

                COMMERCIAL MORTGAGE BACKED SECURITIES (5.3%)
  1,196         Chase Commercial Mortgage Securities Corp.,
                    Series 1996-2 Class A2 6.900%
                    Due 9/19/06 ................................           1,276
    660         First Union - Bank Of America
                    Series 2001 - C1 Class A2
                    6.136% Due 3/15/33 .........................             684
  1,050         JP Morgan Commercial Mortgage Finance Corp.,
                    Series 1998-C6, Class A3
                    6.613% Due 1/15/30 .........................           1,119
    365         PNC Mortgage Securities Corp.,
                    Series 2000-1 Class A2
                    7.610% Due 2/15/10 .........................             409

Principal
Amount                                                               Value
(000's)                       Security                              (000's)
--------------------------------------------------------------------------------
                             CORE BOND (continued)

 $2,005         Saloman Brothers Mortgage Securities
                    Series 2000-C2 Class A2
                    7.455% Due 7/18/33 .........................         $ 2,230
                                                                         -------
                                                                           5,718
                                                                         -------
                Total Mortgage Pass Through Securities
                    (Cost $40,818) .............................          41,753
                                                                         -------

                NON-MORTGAGE PASS THROUGH NOTES (16.5%)
                FANNIE MAE (12.3%)
  1,520         4.125% Due 11/30/04 ............................           1,545
  1,225         4.375% Due 5/9/05 ..............................           1,242
  1,580         5.250% Due 3/22/07 .............................           1,627
  1,255         5.250% Due 4/15/07 .............................           1,301
  5,140         5.375% Due 11/15/11 ............................           5,145
  2,355         6.125% Due 3/15/12 .............................           2,492
                                                                         -------
                                                                          13,352
                                                                         -------

                FREDDIE MAC (3.1%)
  3,240         4.125% Due 6/15/05 .............................           3,306
                                                                         -------

                COLLATERALIZED MORTGAGE OBLIGATIONS (1.1%)
  1,165         Federal National Mortgage Association
                    Series: 1999-28 Class: Pl
                    6.000% Due 1/25/28 .........................           1,177
                                                                         -------

                Total Non-Mortgage Pass Through Notes
                    (Cost $17,491) .............................          17,835
                                                                         -------

                SHORT-TERM SECURITIES ASSET BACKED SECURITIES (11.3%)
                BANKING (0.3%)
    340        *Southtrust Bank 1.976% Due 5/24/04 (A) .........             340
                                                                         -------

                BROKERAGE (3.9%)
  2,315        *Bear Stearns Co. Inc. 2.496% Due 5/24/04 (A) ...           2,325
    685        *Lehman Brothers Holdings Inc.
                    2.440% Due 4/4/03 (A) ......................             686
  1,220        *Morgan Stanley Dean Witter Domestic
                    Medium Term Note Series C
                    2.219% Due 4/5/04 (A) ......................           1,221
                                                                         -------
                                                                           4,232
                                                                         -------

                COMMUNICATIONS (1.1%)
  1,180        *Verizon Global Funding 1.970% Due 11/4/02 (A) ..           1,180
                                                                         -------


                       See notes to financial statements







                                                                         Page 15





WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2002 - (UNAUDITED)

Principal
Amount                                                               Value
(000's)                       Security                              (000's)
--------------------------------------------------------------------------------
                             CORE BOND (continued)

                CONSUMER NON-CYCLICALS (0.6%)
   $680        *Coca-Cola Enterprises 2.190% Due 4/26/04 (A) ...         $   680
                                                                         -------

                CREDIT CARDS (2.9%)
    735        *Bank Of America Master Credit Card Series:
                    1998-A Class: A 1.950% Due 4/15/05 (A) .....             735
  1,000        *First Chicago Master Trust Series 1999-X
                    Class A 1.990% Due 6/15/05 (A) .............           1,001
    750        *Fleetboston Financial Corp. 2.130%
                    Due 7/14/03 (A) ............................             749
    650        *Wells Fargo & Co. 1.990% Due 10/30/02 (A) ......             650
                                                                         -------
                                                                           3,135
                                                                         -------

                FINANCE (1.0%)
    545        *General Electric Capital Corp. 1.839%
                    Due 1/28/04 ................................             544
    545        *International Lease Finance 2.820%
                    Due 11/3/03 (A) ............................             545
                                                                         -------
                                                                           1,089
                                                                         -------

                REAL ESTATE INVESTMENT TRUST
                (REIT) (1.5%)
    470         GE Capital Commercial Mortgage Corporation
                    Series 2002-1A Class A3 6.269%
                    Due 12/10/35 ...............................             489
  1,143        *JP Morgan Commercial Mortgage Corp.
                    Series 2000-FL1 Class 2.120%
                    Due 4/15/10 (A) (B) ........................           1,143
                                                                         -------
                                                                           1,632
                                                                         -------

                Total Asset Backed Securities
                    (Cost $12,280) .............................         $12,288
                                                                         -------




Principal
Amount                                                               Value
(000's)                       Security                              (000's)
--------------------------------------------------------------------------------
                             CORE BOND (continued)

                GOVERNMENT AGENCY
                FANNIE MAE (10.9%)
                    (Cost $11,751)
 $3,360        *Discount Note Due 7/11/02 ......................         $ 3,358
  8,398        *Discount Note Due 7/15/02 ......................           8,393
                                                                         -------
                                                                          11,751
                                                                         -------

                REPURCHASE AGREEMENT (1.4%)
                    (Cost $1,515)
  1,515        *SBC Warburg, LLC 1.910% Due 7/1/02 with
                    maturity value of $1,515
                    (Collateralized by $967
                    United States Treasury Bond
                    11.250% Due 2/15/15) .......................          1,515
                                                                        -------

                TOTAL INVESTMENTS (122.2%)
                    (Cost $130,220) ............................        132,049

                LIABILITIES IN EXCESS OF
                OTHER ASSETS (-22.2%) ..........................        (23,994)
                                                                        -------

                Total Net Assets (100.0%) ......................       $108,055
                                                                       ========

(A)  Adjustable rate security. Rate stated is as of June 30, 2002

(B) SEC Rule 144A Security. Such security has limited markets and is traded among qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines established by the Board of Trustees.

(C)  When issued security.

*    Security segregated for when issued securities.

@    Indicates yield-to-maturity at June 30, 2002.



                       See notes to financial statements








Page 16




WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2002 - (UNAUDITED)

Principal
Amount                                                               Value
(000's)                       Security                              (000's)
--------------------------------------------------------------------------------
                        INTERMEDIATE MUNICIPAL BOND


                ALABAMA (3.5%)
   $670         Mobile Alabama Water & Sewer Commissioners
                    Water & Sewer Revenue 5.250% Due 1/1/13 ....         $   725

                COLORADO (1.7%)
    145         Westminster Colorado Multi Family Revenue
                    Refunding Housing Oasis Wexford Apts Project
                    5.350% Due 12/1/25 .........................             154

    200         Denver Colorado Health & Hospital
                    Authority 1.900% Due 12/1/31 ...............             200

                CONNECTICUT (0.3%)
     50         Stratford Connecticut General Obligation Bond
                    (FGIC Insured) 7.000% Due 6/15/04 ..........              55

                FLORIDA (2.4%)
    455         Pace Property Finance Authority Florida Utility
                    System Revenue Refunding and Improvement
                    (AMBAC Insured) 5.100% Due 9/1/09 ..........             493

                GEORGIA (6.8%)
    785         Atlanta Georgia Water & Wastewater Revenue
                    Series A 5.000% Due 11/1/38 ................             857

    500         Savannah Georgia Economic Development Authority
                    College Of Art & Design Inc Project Revenue
                    Bonds 5.800% Due 10/1/05 ...................             533

                ILLINOIS (12.7%)
  1,000         Chicago Illinois O'Hare International
                    Airport Revenue Refunding - 2nd
                    Lien Series C (MBIA Insured)
                    5.750% Due 1/1/09 ..........................           1,108

    100         Cook & DuPage Counties Illinois Combined School
                    District #113A Lemont Capital Appreciation -
                    Series B (FGIC Insured) 3.020% * Due 12/1/05              90

    570         DuPage & Cook Counties Illinois Community Unit
                    School District #205 5.000% Due 1/1/13 .....             607


Principal
Amount                                                               Value
(000's)                       Security                              (000's)
--------------------------------------------------------------------------------
                  INTERMEDIATE MUNICIPAL BOND (continued)

   $132         Illinois Health Facilities Authority
                    Revenue Unrefunded Series A (MBIA Insured)
                    7.900% Due 8/15/03 .........................         $   133

    600         Illinois State Sales Tax Revenue
                    5.500% Due 6/15/09 .........................             663

                INDIANA (7.2%)
    500         Indianapolis Indiana Local Public
                    Improvement Bond Bank Series A
                    5.000% Due 7/1/09 ..........................             537

    395         La Porte County Indiana General Obligation
                    (FGIC Insured) 5.000% Due 1/15/12 ..........             421

    500         Purdue University Indiana University
                    Revenue Student Fees Series O
                    4.250% Due 7/1/08 ..........................             518

                KENTUCKY (0.4%)
     75         Dayton Kentucky Elderly Housing
                    Mortgage Revenue Speers Court
                    (FHA Insured) 5.350% Due 9/1/05 ............              78

                LOUISIANA (7.7%)
    750         Louisiana State Office Facilities Corporate
                    Lease Revenue Capital Complex Program
                    (AMBAC Insured) 5.000% Due 5/1/12 ..........             803

    630         New Orleans Louisiana Public Improvement General
                    Obligation (FSA Insured)
                    7.200% Due 11/1/08 .........................             761

                MARYLAND (0.5%)
    100         Maryland State Single Family Mortgage
                    6.200% Due 4/1/04 ..........................             104

                MICHIGAN (1.4%)
     20         Ferris State College Michigan Special Obligation
                    7.500% Due 8/15/03 .........................              20

    240         Michigan State Building Authority Revenue
                    Chippewa Correctional Facilities Escrowed
                    To Maturity 7.250% Due 10/1/04 .............             268



                       See notes to financial statements








                                                                         Page 17




WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2002 - (UNAUDITED)

Principal
Amount                                                               Value
(000's)                       Security                              (000's)
--------------------------------------------------------------------------------
                 INTERMEDIATE MUNICIPAL BOND (continued)


                MISSOURI (2.5%)
   $200         Independence Missouri Industrial Development
                    Authority Church of Jesus Christ--Groves
                    and Graceland 1.850% Due 11/1/27 ...........         $   200

    300         Jackson County Missouri Industrial Development
                    Authority YMCA Greater Kansas City
                    2.000% Due 11/1/16 .........................             300

                NEBRASKA (3.2%)
    400         Nebraska Educational Finance Authority Revenue
                    Creighton University 1.850% Due 8/1/31 .....             400

    235         Nebraska Investment Finance Authority Multi
                    Family Revenue Refunding Housing Wycliffe
                    West Series A 5.500% Due 12/1/25 ...........             245

                NEVADA (0.4%)
     80         Nevada Housing Division Single Family Program
                    Senior Issue C-1 5.550% Due 10/1/02 ........              81

                NEW JERSEY (2.8%)
    320         Arlington Arms Financing Corporation
                    New Jersey Mortgage Revenue
                    Arlington Arms Apartments
                    Section 8 (FHA Insured)
                    10.250% Due 3/1/25 .........................             323

    230         Gateway New Jersey Housing Development
                    Corporation Revenue Multi Family Housing
                    Section 8 (FHA Insured) 10.500% Due 8/1/25 .             241

                NEW YORK (2.9%)
     50         New York New York Series C 5.250% Due 10/1/04 ..              52

    500         New York City Transitional Finance
                    Authority Revenue Bonds Ser A
                    5.500% Due 11/1/26 .........................             546

                NORTH CAROLINA (4.5%)
    730         Charlotte North Carolina Water & Sewer System
                    Revenue 5.500% Due 6/1/12 ..................             814



Principal
Amount                                                               Value
(000's)                       Security                              (000's)
--------------------------------------------------------------------------------
                 INTERMEDIATE MUNICIPAL BOND (continued)

   $100         Surry County North Carolina Pollution Control
                    Finance Authority Weyerhaeuser Co Project
                    9.250% Due 12/1/02 .........................         $   102

                OKLAHOMA (4.0%)
  1,625         Oklahoma County Oklahoma Home Finance Authority
                    Single Family Refunding Subordinated
                    Mortgage Revenue Series B 3.160% *
                    Due 7/1/12 .................................             825

                OREGON (3.0%)
    275         McMinnville Oregon School District #40
                    Refunding Yamhill County 5.500%
                    Due 6/15/12 ................................             308

    300         Oregon State Housing & Community Services
                    Department Mortgage Revenue Single Family
                    Mortgage Program Series B
                    6.875% Due 7/1/28 ..........................             306

                PENNSYLVANIA (2.1%)
    400         Pennsylvania State Refunding General Obligation
                    5.000% Due 2/1/09 ..........................             431

                RHODE ISLAND (4.9%)
    950         Rhode Island Housing & Mortgage Finance
                    Corporation Multi Family Housing Revenue
                    Series A (AMBAC Insured) 5.700% Due 7/1/07 .           1,010

                SOUTH CAROLINA (0.4%)
     70         Piedmont Municipal Power Agency
                    South Carolina Electric Revenue
                    Series A Escrowed To Maturity
                    (FGIC Insured) 6.125% Due 1/1/07 ...........              79

                TEXAS (17.7%)
    500         Arlington Texas School District
                    General Obligation 5.000% Due 2/15/11 ......             527

    540         Garland Texas Tax & Revenue Certificates Of
                    Obligation 5.250% Due 2/15/16 ..............             568



                       See notes to financial statements








Page 18




WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2002 - (UNAUDITED)

Principal
Amount                                                               Value
(000's)                       Security                              (000's)
--------------------------------------------------------------------------------
                 INTERMEDIATE MUNICIPAL BOND (continued)

   $265         Lower Colorado River Authority Texas Revenue
                    Prerefunded 6.250% Due 5/1/07 ..............         $   298

    500         Lower Colorado River Authority Texas Revenue
                    Refunding Improvement (FSA Insured)
                    5.000% Due 5/15/12 .........................             531

    700         San Antonio Texas Electric & Gas
                    5.500% Due 2/1/13 ..........................             743

    400         San Antonio Texas General Obligation
                    5.650% Due 2/1/13 ..........................             437

    500         Texas State Water Financial Assistance Series A
                    General Obligation 5.200% Due 8/1/15 .......             523

                UTAH (0.4%)
     80         Salt Lake City Utah Water Conservancy District
                    Revenue Refunding Series A Escrowed
                    To Maturity (MBIA Insured)
                    10.875% Due 10/1/02 ........................              82

                VIRGINIA (0.0%)
     10         Virginia State Housing Development
                    Authority Multi Family Series A
                    3.610% * Due 11/1/17 .......................               2

                Washington (6.2%)
    250         Lynnwood Washington Water & Sewer Revenue
                    Refunding (FGIC Insured)
                    6.000% Due 12/1/07 .........................             284

    600         Washington State Motor Vehicle Fuel Tax-Ser C
                    5.000% Due 1/1/10 ..........................             640

    300         Washington State Non-Callable Motor Vehicle Tax
                    General Obligation 6.200% Due 3/1/2008 .....             340



Principal
Amount                                                               Value
(000's)                       Security                              (000's)
--------------------------------------------------------------------------------
                 INTERMEDIATE MUNICIPAL BOND (continued)

                WISCONSIN (1.6%)
   $300         Milwaukee County Wisconsin Corporate Purpose
                    Series A General Obligation
                    5.625% Due 9/1/12 ..........................         $   326
                                                                         -------

                TOTAL INVESTMENTS (101.2%)
                (Cost $19,888) .................................         20,692

                LIABILITIES IN EXCESS
                OF OTHER ASSETS (-1.2%) ........................           (249)
                                                                         ------

                Total Net Assets (100.0%) ......................        $20,443
                                                                        =======

*    Indicates yield-to-maturity at June 30, 2002.


--------------------------------------------------------------------------------

                           INTERMEDIATE MUNICIPAL FUND
                             INDUSTRY CONCENTRATIONS
      % OF NET                                                    VALUE
       ASSETS                                                     000'S
       ------                                                     -----
        28.2%        General Obligation                          $ 5,760
        14.0%        Water/Sewer Utility                           2,853
        11.7%        Prerefunded                                   2,385
        10.0%        Multi Family Housing                          2,053
         7.1%        Education                                     1,451
         6.2%        Public Power                                  1,274
         5.9%        Special Tax                                   1,209
         5.4%        Transportation                                1,108
         3.9%        Annual Appropriation                            803
         2.5%        Not for Profit                                  500
         2.4%        Single Family Housing                           491
         1.8%        Escrow-to-Maturity                              370
         1.6%        Healthcare                                      333
         0.5%        Industrial Revenue Bond                         102
       -----                                                     -------
       101.2%        Total Investments                            20,692

                     Liabilities in Excess
        (1.2%)       of Other Assets                                (249)
       -----                                                     -------
       100.0%        Total Net Assets                            $20,443
       =====                                                    =======
--------------------------------------------------------------------------------

                        See notes to financial statements









                                                                         Page 19




WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2002 - (UNAUDITED)

Principal
Amount                                                               Value
(000's)                       Security                              (000's)
--------------------------------------------------------------------------------
                        GOVERNMENT MONEY MARKET

                 U.S. GOVERNMENT AGENCY OBLIGATIONS (83.6%)
                 FEDERAL HOME LOAN BANK (3.4%)
$ 5,400          Discount Note Due 1/3/03 .....................          $ 5,341
                                                                         -------

                 FEDERAL HOME LOAN MORTGAGE CORPORATION (29.0%)
 10,000          Discount Note Due 7/3/02 .....................            9,999
  5,000          Discount Note Due 7/11/02 ....................            4,997
  6,400          Discount Note Due 7/18/02 ....................            6,395
  5,000          Discount Note Due 7/30/02 ....................            4,993
  5,000          Discount Note Due 8/15/02 ....................            4,989
  5,000          Discount Note Due 8/23/02 ....................            4,987
  5,000          Discount Note Due 9/18/02 ....................            4,979
  5,000          Discount Note Due 9/25/02 ....................            4,975
                                                                         -------
                                                                          46,314
                                                                         -------

                 FEDERAL NATIONAL MORTGAGE ASSOCIATION (51.2%)
 10,000          Discount Note Due 7/2/02 .....................           10,000
 10,000          Discount Note Due 7/24/02 ....................            9,989
  2,500          Discount Note Due 7/24/02 ....................            2,497
  5,160          Discount Note Due 8/21/02 ....................            5,147
  2,000          Discount Note Due 9/20/02 ....................            1,992
  5,000          Discount Note Due 10/1/02 ....................            4,977
  7,400          Discount Note Due 10/18/02 ...................            7,362
 15,000          Discount Note Due 11/1/02 ....................           14,906
  5,000          Discount Note Due 11/1/02 ....................            4,962
  5,000          Discount Note Due 11/6/02 ....................            4,966
 10,000          Discount Note Due 12/20/02 ...................            9,908
  5,000          Discount Note Due 1/23/03 ....................            4,948
                                                                         -------
                                                                          81,654
                                                                         -------

                 Total U. S. Government Agency Notes
                    (Cost $133,309) ...........................          133,309
                                                                         -------

                 REPURCHASE AGREEMENT (16.4%)
                    (Cost $26,209)
 26,209          SBG Warburg LLC 1.910% Due 7/1/02
                    with a maturity value of $26,213
                    (collateralized by $20,545
                    United States Treasury Bond
                    8.125% Due 5/15/21) .......................           26,209
                                                                         -------

                 TOTAL INVESTMENTS (100.0%)
                    (Cost $159,518) ...........................         159,518

                 LIABILITIES IN EXCESS
                 OF OTHER ASSETS (0.0%) .......................             (89)
                                                                       ---------

                 TOTAL NET ASSETS (100.0%) ....................        $159,429
                                                                       ========
Principal
Amount                                                               Value
(000's)                       Security                              (000's)
--------------------------------------------------------------------------------
                        TAX FREE MONEY MARKET


                 ARIZONA (0.5%)
   $900          Arizona Health Facility Authority
                    Revenue Arizona Healthcare Pooled Finance
                    1.750% Due 6/1/30 (A) .....................          $   900

                 CALIFORNIA (0.5%)
  1,000          Fairfield California Tax Revenue
                    Anticipation Notes 3.250% Due 6/30/02 .....            1,000

                 COLORADO (3.8%)
  2,000          Castle Pines North Colorado Metro District
                    Refunding 1.350% Due 12/1/28 (A) ..........            2,000

    625          Colorado Health Facilities Authority
                    Revenue the Visiting Nurse Corp.
                    1.950% Due 7/1/31 (A) .....................              625

  1,125          Colorado Springs Colorado Revenue Goodwill
                    Industries 1.400% Due 2/1/07 (A) ..........            1,125

    700          Denver Colorado City & County
                    Industrial Development Revenue
                    Translogic Corp. Proj
                    4.900% Due 7/1/11 .........................              700

  1,000          Dove Valley Metropolitan District
                    Arapahoe County Series B
                    2.250% Due 11/1/25 (A) ....................            1,000

    675          Summit County Colorado Recreational Facilities
                    Revenue Refunding (Copper Mountain) Inc.
                    Project 1.550% Due 4/1/17 (A) .............              675

  1,550          Summit County Colorado Recreational Facilities
                    Revenue Refunding (Copper Mountain) Inc.
                    Project 1.550% Due 4/1/17 (A) .............            1,550

                 FLORIDA (5.3%)
  6,435          Capital Trust Agency Florida Multi Family
                    Housing Revenue Community Loan Program
                    1.380% Due 12/1/32 (A) ....................            6,435

    200          Florida Housing Financial Agency Multi Family
                    Housing Town Colony II Project Series 1985
                    1.300% Due 9/1/08 (A) .....................              200


                       See notes to financial statements









Page 20




WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2002 - (UNAUDITED)

Principal
Amount                                                               Value
(000's)                       Security                              (000's)
--------------------------------------------------------------------------------
                     TAX FREE MONEY MARKET (continued)


 $1,200          Orange County Florida Health Finance
                    Authority Revenue Florida Hospital
                    Association Health Series A
                    1.750% Due 6/1/30 (A) .....................          $ 1,200

  2,685          Pasco County Health Facility Authority Multi
                    Family Housing Arms Magnolia Valley
                    1.380% Due 12/1/07 (A) ....................            2,685

                 GEORGIA (4.4%)
    600          Gwinnett County Georgia Development Authority
                    Revenue (Wesleyan School Project)
                    1.250% Due 3/1/17 (A) .....................              600

    900          Gwinnett County Georgia Development Authority
                    Revenue Wesleyan School Project
                    1.250% Due 3/1/21 (A) .....................              900

  1,975          Marietta Georgia Housing Authority Multi
                    Family Housing Revenue (Falls At Bells
                    Ferry) 2.000% Due 1/15/09 (A) .............            1,975

  1,300          Roswell Georgia Multi Family Housing
                    Revenue Post Canyon Proj
                    1.200% Due 6/1/25 (A) .....................            1,300

  2,990          Savannah Georgia Economic Development
                    Authority Revenue Westside Urban Health
                    Center-A 1.300% Due 3/1/18 (A) ............            2,990

  1,100          Savannah Housing Authority Multi Family
                    Housing Revenue Refunding-Somerset Wharf
                    Project B 1.200% Due 6/15/26 (A) ..........            1,100

                 ILLINOIS (11.1%)
    500          Belleville Illinois Industrial
                    Development Revenue Refunding -
                    Wetterau Inc. Project
                    1.350% Due 12/1/08 (A) ....................              500

    800          Illinois Development Finance Authority
                    (Dart Container) 1.950% Due 8/1/25 (A) ....              800



Principal
Amount                                                               Value
(000's)                       Security                              (000's)
--------------------------------------------------------------------------------
                     TAX FREE MONEY MARKET (continued)

 $2,800          Illinois Development Finance Authority
                    Educational Facilities Revenue - Trinity
                    International University Project Series A
                    1.300% Due 10/1/30 (A) ....................          $ 2,800

  1,600          Illinois Development Finance Authority
                    Revenue - Casa Central Padres Project
                    1.400% Due 8/1/26 (A) .....................            1,600

  1,200          Illinois Development Finance Authority
                    Revenue Adjustment World Communication Inc.
                    1.250% Due 8/1/15 (A) .....................            1,200

  1,300          Illinois Development Finance Authority
                    Revenue Bonds (Dart Container Corp.)
                    1.400% Due 12/1/09 (A) ....................            1,300

  1,905          Illinois Development Financial Authority
                    Industrial Development Revenue - Xavier
                    University 1.250% Due 10/1/12 (A) .........            1,905

  1,000          Illinois Educational Facilities Authority
                    Revenue B (Field Museum Of Natural History)
                    1.250% Due 11/1/25 (A) ....................            1,000

    500          Illinois Educational Facilities Authority
                    Revenues Concordia University River
                    Project 1.950% Due 10/1/31 (A) ............              500

  2,500          Illinois Health Facilities Authority
                    Revenue Elmhurst Memorial Health - B
                    1.950% Due 1/1/20 (A) .....................            2,500

    300          Illinois Health Facilities Authority
                    Revenue Fairview Obligated Group
                    Proj-B 1.570% Due 10/1/22 .................              311

  1,500          Kane McHenry Cook & Dekalb County's Illinois
                    Unit School District #300
                    3.750% Due 9/27/02 ........................            1,503

  4,000          Rockford Illinois School District #205
                    Tax Anticipation Warrants
                    3.400% Due 10/30/02 .......................            4,008

                       See notes to financial statements









                                                                         Page 21





WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2002 - (UNAUDITED)

Principal
Amount                                                               Value
(000's)                       Security                              (000's)
--------------------------------------------------------------------------------
                     TAX FREE MONEY MARKET (continued)



 $2,300          Village of Troy Grove Illinois (Unimin Corp.)
                    2.900% Due 5/1/10 (A) .....................          $ 2,300

                 INDIANA (8.4%)
    995          Baugo Indiana School Building Corp.
                    Bond Anticipation Notes
                    2.500% Due 8/1/02 .........................              995

  1,200          Carmel Clay Indiana Schools Tax Anticipation
                    Notes 2.100% Due 12/31/02 .................            1,201

  1,000          Crawfordsville Indiana Multifamily Housing -
                    Autumn Woods   Phase II - A
                    1.400% Due 1/1/32 (A) .....................            1,000

  1,000          Frankfort Indiana Economic Development Revenue
                    Frito Lay Inc. Project
                    2.600% Due 11/1/14 (A) ....................            1,000

  3,400          Indiana Health Facilities Financing Authority
                    Revenue - Baptist Homes Of Indiana
                    1.250% Due 11/1/30 (A) ....................            3,400

  1,800          Indiana Health Facilities Financing Authority
                    Revenue Capital Access Pool Program -
                    Series A 1.250% Due 4/1/12 (A) ............            1,800

  1,300          Indiana Health Facility Financing Authority
                    Revenue Bethesda Living Center Series B
                    1.300% Due 8/1/31 (A) .....................            1,300

  1,000          Indianapolis Indiana Economic Development
                    (Joint & Clutch Series 1984)
                    2.230% Due 12/1/14 (A) ....................            1,000

  1,300          North Side Indiana High School Building Corp.
                    Bond Anticipation Notes
                    2.050% Due 4/15/03 ........................            1,300

  2,500          Vigo County Indiana Middle School Building
                    2.300% Due 12/30/02 .......................            2,503



Principal
Amount                                                               Value
(000's)                       Security                              (000's)
--------------------------------------------------------------------------------
                     TAX FREE MONEY MARKET (continued)

 $1,300          Vincennes Indiana Community School Corp.
                    2.625% Due 12/31/02 .......................          $ 1,304

                 IOWA (3.0%)
  1,500          Chillicothe Iowa Pollution Control
                    Revenue Iowa-Illinois Gas & Electric
                    Project 1.400% Due 1/1/23 (A) .............            1,500

  1,800          Council Bluffs Iowa Pollution Control Revenue
                    Iowa - Illinois Gas & Electric Project
                    1.400% Due 1/1/25 (A) .....................            1,800

  1,000          Iowa Finance Authority Private College Drake
                    University 1.950% Due 7/1/31 (A) ..........            1,000

  1,500          Iowa Higher Education Loan Authority Revenue
                    Maharishi University Of Management
                    1.400% Due 10/1/30 (A) ....................            1,500

    200          Iowa Higher Education Loan Authority
                    Revenue Palmer Chiropractic
                    1.950% Due 4/1/27 (A) .....................              200

                 KANSAS (1.2%)
    300          Olathe Kansas Recreational Facilities Revenue
                    YMCA Greater Kansas Proj B
                    2.000% Due 11/1/16 (A) ....................              300

  2,000          Salina Kansas Central Mall (Salina Central
                    Mall Dillard) 1.450% Due 12/1/14 (A) .....             2,000

                 KENTUCKY (2.9%)
    430          Elva - New Harmony - Oak Level Kentucky Fire
                    Protection District 1.450% Due 12/1/31 (A)               430

  2,045          Fort Thomas Kentucky Industrial Building
                    Revenue (Carmel Manor Project)
                    1.900% Due 10/1/14 (A) ....................            2,045

    490          Harvey Brewers Fire Protection District
                    Kentucky Lease Revenue Program Series C2
                    1.450% Due 12/1/31 (A) ....................              490

                       See notes to financial statements









Page 22





WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2002 - (UNAUDITED)

Principal
Amount                                                               Value
(000's)                       Security                              (000's)
--------------------------------------------------------------------------------
                     TAX FREE MONEY MARKET (continued)

   $410          Henderson County Revenue Kentucky Hospital
                    Association Health Facilities
                    1.750% Due 12/1/30 (A) ....................          $   410

    490          Muhlenberg County Kentucky Airport District
                    Area Development Financial Trust
                    1.450% Due 12/1/31 (A) ....................              490

  1,900          Owensboro Kentucky Limited Obligation Revenue
                    Dart Polymers Inc. Proj-A
                    1.800% Due 7/1/11 (A) .....................            1,900

                 LOUISIANA (0.9%)
    200          East Baton Rouge Parish-Louisiana Pollution
                    Control Revenue Rhone-Poulene Inc. Project
                    1.900% Due 6/1/11 (A) .....................              200

  1,600          Louisiana Public Facilities Authority
                    Revenue St. Martins Episcopal School
                    1.400% Due 9/1/19 (A) .....................            1,600

                 MARYLAND (2.9%)
  2,300          Howard County Maryland Revenue Owen Brown
                    Joint Venture Facility
                    1.600% Due 5/1/11 (A) .....................            2,300

    700          Maryland State Health & Higher Educational
                    Facilities Authority Revenue Barnesville
                    School Issue 1.250% Due 9/1/24 (A) ........              700

  1,900          Maryland State Industrial Development
                    Authority Economic Development Revenue
                    Johnson Controls Inc.
                    1.600% Due 12/1/03 (A) ....................            1,900

    815          Maryland State Industrial Development
                    Authority Financing Authority Revenue
                    Baltimore International Culinary
                    1.450% Due 5/1/24 (A) .....................              815

                 MICHIGAN (5.5%)
    890          Birmingham Michigan Economic Development
                    Corporation (Brown Street Project 83)
                    1.630% Due 12/1/18 (A) ....................              890


Principal
Amount                                                               Value
(000's)                       Security                              (000's)
--------------------------------------------------------------------------------
                     TAX FREE MONEY MARKET (continued)

 $1,795          Lansing Michigan Economic Development Corp.
                    (Atrium Office Building)
                    2.250% Due 5/1/15 (A) .....................          $ 1,795

    490          Leelanau County Michigan Economic Development
                    Corp. Revenue (American Community
                    Mutual Insurance Co. Project)
                    2.100% Due 6/15/06 (A) ....................              490

    600          Michigan State Job Development Authority
                    Revenue (Kentwood Residence)
                    1.500% Due 11/1/14 (A) ....................              600

    350          Michigan State Strategic Fund Limited
                    Obligation Revenue Refunding (Woodbridge
                    Commercial Properties)
                    2.100% Due 10/15/05 (A) ...................              350

  3,000          Michigan State Strategic Fund Limited
                    Obligation Van Andel Research Project
                    1.300% Due 3/1/39 (A) .....................            3,000

  2,650          Oakland County Michigan Economic Development
                    Corporation (Corners Shopping Center)
                    1.700% Due 8/1/15 (A) .....................            2,650

    720          Sterling Heights Michigan Economic Development
                    Corp. Sterling Shopping Center
                    1.350% Due 12/1/10 (A) ....................              720

    500          University Of Michigan Hospital Revenue Bonds
                    Series 1995 A 1.800% Due 12/1/27 (A) ......              500

                 MINNESOTA (1.9%)
    695          Duluth, Health Care Facilities Miller Dwan
                    Medical Center 1.950% Due 6/1/19 (A) ......              695

    850          Hutchinson Minnesota Economic Development
                    Authority Revenue Refunding
                    (Developers Diversified)
                    1.750% Due 8/15/06 (A) ....................              850




                        See notes to financial statements







                                                                         Page 23





WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2002 - (UNAUDITED)

Principal
Amount                                                               Value
(000's)                       Security                              (000's)
--------------------------------------------------------------------------------
                     TAX FREE MONEY MARKET (continued)

   $876          International Falls Minnesota Economic
                    Development Revenue (Developers
                    Diversified) Ltd. Project
                    2.040% Due 7/1/06 (A) .....................          $   876

    200          Mankato Minnesota Revenue - Bethany Lutheran
                    College - Series B
                    1.900% Due 11/1/2015 (A) ..................              200

    790          Mille Lacs Minnesota Capital Improvement
                    Authority Infrastructure Revenue Series A
                    9.250% Due 11/1/12 ........................              833

    400          Minnesota and St. Paul Housing and Revenue
                    Development Authority Children's
                    Healthcare System - B
                    1.900% Due 8/15/25 (A) ....................              400

                 MISSOURI (8.5%)
    500          Clayton Industrial Development Authority
                    Industrial Development Revenue Refunding
                    Bailey Court Project 1.380% Due 1/1/09 (A)               500

  1,865          Jackson County Missouri Industrial
                    Development Authority YMCA Greater Kansas
                    Project A 2.000% Due 11/1/16 (A) ..........            1,865

  2,700          Kansas City Industrial Development
                    Authority Multi Family Housing
                    Revenue Cloverset Apartments Project
                    1.650% Due 10/1/15 (A) ....................            2,700

  2,800          Kansas City Missouri Industrial
                    Development Authority Revenue
                    Bethesda Center Series A
                    1.300% Due 8/1/31 (A) .....................            2,800

    100          Kansas City Missouri Industrial Development
                    Authority Revenue Multi Family Housing -
                    Springs Apartment 1.400% Due 9/1/25 (A) ...              100



Principal
Amount                                                               Value
(000's)                       Security                              (000's)
--------------------------------------------------------------------------------
                     TAX FREE MONEY MARKET (continued)

 $1,100          Missouri State Health & Educational
                    Facilities Authority - Drury College
                    1.950% Due 8/15/24 (A) ....................          $ 1,100

  2,700          Missouri State Health & Educational Facilities
                    Authority - Kansas City Art Institute
                    2.000% Due 11/1/29 (A) ....................            2,700

    900          Missouri State Health & Educational
                    Facilities Authority Pooled Hospital
                    Loan Program Series A
                    1.750% Due 8/1/29 (A) .....................              900

  1,775          Missouri State Health & Educational
                    Facilities School District Advanced Program
                    Notes Ser O 3.000% Due 10/21/02 ...........            1,779

  1,600          Missouri State Health & Educational
                    Facilities School District Advanced
                    Programs Notes Series B
                    3.000% Due 10/21/02 .......................            1,604

    900          St. Charles County Industrial Development
                    Authority Revenue Sun River Village
                    1.330% Due 12/1/27 (A) ....................              900

    110          St. Louis Missouri Parking Facilities Revenue
                    6.625% Due 12/15/21 .......................              115

                 NEW YORK (1.8%)
    300          Corning Community College Revenue Anticipation
                     Notes 3.250% Due 8/23/02 .................              300

  1,500          Herkimer County New York Industrial
                    Development Authority Civic Facilities
                    Revenue Templeton Foundation Project
                    1.350% Due 12/1/14 (A) ....................            1,500

    380          Marathon New York Central School District
                    3.000% Due 4/15/03 ........................              383

    500          New York State Dormitory Authority Revenue
                    NY Med College 2.150% Due 7/1/02 ..........              500

                       See notes to financial statements






Page 24





WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2002 - (UNAUDITED)

Principal
Amount                                                               Value
(000's)                       Security                              (000's)
--------------------------------------------------------------------------------
                     TAX FREE MONEY MARKET (continued)


   $950          New York State Medical Care Facilities
                    Finance Agency Revenue Nursing Methodist-A
                    6.700% Due 8/15/23 (B) ....................          $ 1,001

                 NORTH CAROLINA (2.3%)
  1,465          Granville North Carolina Industrial
                    Facilities & Pollution Control Finance
                    Authority Lenox Inc. Project
                    1.320% Due 8/1/14 (A) .....................            1,465

  3,180          North Carolina Medical Care Community Health
                    Care Facility Lutheran Services for Aging
                    1.300% Due 3/1/28 (A) .....................            3,180

                 OHIO (5.5%)
    520          Clermont County Ohio Economic Development
                    Revenue (John Q. Hammons Project)
                    2.000% Due 5/1/12 (A) .....................              520

  2,390          Lakewood Ohio Hospital Revenue
                    (Hospital Improvement Series 1983)
                    1.980% Due 11/1/10 (A) ....................            2,390

  3,800          Ohio State Higher Educational Facilities
                    Kenyon College 1.300% Due 4/1/22 (A) ......            3,800

    490          Stark County Ohio Health Care Facilities
                    (Canton Christian Home) Project Series 90
                    1.600% Due 9/15/16 (A) ....................              490

  1,720          Stark County Ohio Health Care Facilities
                    (Canton Christian Home) Series 90
                    1.650% Due 9/1/15 (A) .....................            1,720

    300          Stark County Ohio Industrial Development
                    Revenue (Belpar Professional Building)
                    1.850% Due 10/1/04 (A) ....................              300

  1,850          Stark County Ohio Industrial Development
                    Revenue (Newmarket Packing Ltd.)
                    2.000% Due 11/1/14 (A) ....................            1,850


Principal
Amount                                                               Value
(000's)                       Security                              (000's)
--------------------------------------------------------------------------------
                     TAX FREE MONEY MARKET (continued)

                 OKLAHOMA (2.4%)
 $1,250          Tulsa County Oklahoma Industrial
                    Development Authority Healthcare Revenue
                    Laureate Psychiatric Center
                    1.700% Due 12/15/08 (A) ...................          $ 1,250

  3,600          Tulsa Oklahoma Authority Revenue Nvhf Tulsa
                    County Housing Fund Inc.
                    1.380% Due 10/1/32 (A) ....................            3,600

                 OREGON (0.5%)
  1,000          Oregon State Tax Anticipation Notes
                    3.250% Due 5/1/03 .........................            1,010

                 PENNSYLVANIA (6.0%)
  1,445          Allegheny County Pennsylvania Industrial
                    Development Authority Revenue Jewish
                    Home & Hospital Ser-B
                    1.350% Due 10/1/26 (A) ....................            1,445

  4,000          Allegheny County Pennsylvania Refunding
                    Series C-50 2.050% Due 5/1/27 (A) .........            4,000

  1,000          Allegheny County Pennsylvania Tax & Revenue
                    Participation Notes 3.250% Due 12/20/02 ...            1,005

  3,500          Montgomery County Pennsylvania Multi Family
                    Brookside Manor Apts Ser A
                    1.150% Due 8/15/31 (A) ....................            3,500

  1,000          Philadelphia Redevelopment Authority School
                    For The Deaf 1.400% Due 12/1/14 (A) .......            1,000

  1,115          South Fork Municipal Authority Hospital Lee
                    Hospital Project Series B
                    1.31% Due 7/1/2023 (A) ....................            1,115

                 SOUTH CAROLINA (0.7%)
  1,400          South Carolina State Housing Finance &
                    Development Authority Multi Family
                    Revenues Rental Housing Greenville-A
                    1.250% Due 8/1/31 (A) .....................            1,400

                       See notes to financial statements







                                                                         Page 25





WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2002 - (UNAUDITED)

Principal
Amount                                                               Value
(000's)                       Security                              (000's)
--------------------------------------------------------------------------------
                     TAX FREE MONEY MARKET (continued)

                 TENNESSEE (3.4%)
   $600          Cleveland Tennessee Industrial Development
                    Bond Revenue - YMCA of Metro Chattanooga
                    Project Revenue Bonds Series 1999
                    1.250% Due 7/1/19 (A) .....................          $   600

  2,200          Franklin County Tennessee Health & Educational
                     Facilities Revenue (University of the
                    South Sewanee) 1.400% Due 9/1/10 (A) ......            2,200

  2,450          Metropolitan Government of Nashville and
                    Davidson County Tennessee Health and
                    Education Facility Board Belmont University
                    1.250% Due 12/1/22 (A) ....................            2,450

    590          Metropolitan Government of Nashville &
                    Davidson County Tennessee Health &
                    Education Board Revenue - Franklin
                    Road Academy
                    1.250% Due 7/1/21 (A) .....................              590

  1,000          Metropolitan Government of Nashville Davidson
                    County Tennessee Health & Education
                    Facilities Board Revenue Vanderbilt
                    University - Series B 1.850%
                    Due 10/1/32 (A) ...........................            1,000

                 TEXAS (1.8%)
  1,515          Bexar County Health Facilities Development
                    Revenue Army Retirement San Antonio Project
                    1.300% Due 7/1/11 (A) .....................            1,515

  2,090          Gulf Coast Waste Disposal Authority Texas
                    Revenues - Armco Inc. Project
                    1.350% Due 12/1/08 (A) ....................            2,090

                 VERMONT (1.3%)
  1,200          Vermont Educational & Health Buildings
                    Financing Agency Revenues
                    1.300% Due 8/1/05 (A) .....................            1,200

Principal
Amount                                                               Value
(000's)                       Security                              (000's)
--------------------------------------------------------------------------------
                     TAX FREE MONEY MARKET (continued)

   $800          Vermont Educational and Health Buildings
                    Finance Agency Hospital Revenue Bonds
                    Northeastern Vermont Regional Hospital
                    1.300% Due 10/1/25 (A) ....................          $   800

    545          Vermont Industrial Development Authority
                    Hydroelectric Revenue Bond Central Vermont
                    Public Services Corp.
                    1.700% Due 12/1/13 (A) ....................              545

                 WASHINGTON (3.7%)
  5,100          Washington State Housing Finance Commission
                    Nonprofit Revenue Tacoma Art Museum Project
                    1.900% Due 6/1/32 (A) .....................            5,100

  2,315          Washington State Housing Finance Commission
                    Nonprofit Housing Revenue Christa
                    Ministries B 1.300% Due 7/1/11 (A) ........            2,315

                 WISCONSIN (4.7%)
  1,850          Brown Deer School District Tax & Revenue
                    Anticipation Notes 2.600% Due 10/17/02 ....            1,851

  2,750          Ladysmith-Hawkins School District Wisconsin
                    Tax & Revenue Anticipation Note
                    2.580% Due 10/9/02 ........................            2,750

  1,000          Marshall Cottage Grove School District #002
                    Tax A Revenue Notes 2.940% Due 8/22/02 ....            1,000

  1,300          Sturgeon Bay Wisconsin School District Tax
                    & Revenue Anticipation Notes
                    2.320% Due 10/29/02 .......................            1,300

  2,400          Wisconsin State Health & Educational
                    Facilities Authority Revenue Oakwood
                    Series B 1.300% Due 8/15/30 (A) ...........            2,400

See notes to financial statements







Page 26





WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2002 - (UNAUDITED)

Principal
Amount                                                               Value
(000's)                       Security                              (000's)
--------------------------------------------------------------------------------
                     TAX FREE MONEY MARKET (continued)

                 WYOMING (1.3%)
 $1,500          Campbell County Wyoming School District
                    No. 001 Gillette General Fund Tax
                    Anticipation Warrants 2.500% Due 6/26/03 ..          $ 1,506

    925          Cheyenne County Wyoming Revenue Refunding
                    (Holiday Inn) 1.900% Due 10/1/10 (A) ......              925

                 MULTI-STATE (4.0%)
  6,300          GAF Tax Exempt Bond Grantor Trust Series A
                    2.450% Due 4/1/08 (A) (C) .................            6,300

    855          Greystone Municipal Lease Certificates
                    Series A 1.400% Due 7/1/05 (A) (D) ........              855

    300          Greystone Tax Exempt Certificate Trust 1
                    Series Certificates Of Beneficial Ownership
                    1.420% Due 5/1/28 (A) (E) .................              300

    740          McDonald Tax-Exempt Mortgage Trust #1
                    3.300% Due 1/15/09 (A) (F) ................              742
                                                                        --------

                 TOTAL INVESTMENTS (100.2%)
                 (Cost $200,540) ..............................          200,540

                 LIABILITIES IN EXCESS OF
                 OTHER ASSETS (-0.2%) .........................             (487)
                                                                        --------

                 TOTAL NET ASSETS (100.0%) ....................         $200,053
                                                                        ========

(A)  Interest rate subject to change approximately every 1 to 397 days.
     Principal payable on demand at periodic intervals at the fund's option.

(B)  Prerefunded.

(C)  IN - 36%, TN- 64%.

(D)  AL - 1.6%, CA - 9.5%, CO - 0.2%, CT - 0.2%, FL - 5.0%, GA - 5.1%, IL -
     1.3%, IN - 6.9%, KS - 0.1%, KY - 2.6%, MA - 0.9%, ME - 5.5%, MI - 7.5%, MN
     - 0.9%, NH - 3.9%, NJ - 17.3%, NY - 7.6%, OH - 3.8%, OK - 0.2%, PA - 7.2%,
     SC -5.7%, TX - 6.5%, VA - 0.5%.

(E)  AK - 6.0%, FL - 9.1%, GA - 30.4%, KS - 4.5%, TN - 34.0%, VA - 16.0%.

(F)  MI - 15%, OH - 70%, PA - 15%.




                       TAX FREE MONEY MARKET (continued)

--------------------------------------------------------------------------------
                         WPG TAX TREE MONEY MARKET FUND
                             INDUSTRY CONCENTRATIONS

      % of Net                                    Value
       Assets                                     000's
       ------                                     -----
        17.9%    Industrial Revenue              $35,731
        17.7%    Healthcare                       35,390
        14.4%    Multi Family Housing             28,840
        13.4%    Not-for-Profit                   26,795
        12.8%    Cashflow Notes                   25,624
        11.4%    Education                        22,770
         4.2%    General Obligation                8,363
         4.1%    Asset Backed                      8,197
         1.9%    Investor Owned Utility            3,845
         1.1%    Bond Anticipation Notes           2,295
         1.1%    Prerefunded                       2,260
         0.2%    Annual Appropriation                430
       -----                                   ---------
       100.2%    Total Investments               200,540

                 Liabilities in Excess
        (0.2%)   of Other Assets                    (487)
       -----                                   ---------
       100.0%   Total Net Assets                $200,053
       ======                                  =========



--------------------------------------------------------------------------------

                       See notes to financial statements


WEISS, PECK & GREER MUTUAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES AT JUNE 30, 2002 - (UNAUDITED)


                                                                         LARGE CAP QUANTITATIVE
$ in Thousands                                                 TUDOR       GROWTH      EQUITY
----------------------------------------------------------------------    -------- ------------

     ASSETS
Investments at value # ....................................   $ 54,161    $ 56,508    $ 17,337
Investments in Repurchase Agreements, at value # ..........      2,317           0           0
Cash ......................................................          0           0         124
Receivable for investment securities sold .................          0       1,026           0
Receivable for Fund shares sold ...........................        971           0           0
Dividends and interest receivable .........................          2          42          19
Other assets ..............................................          6           5           1
                                                              --------    --------    --------
                                                                57,457      57,581      17,481
                                                              --------    --------    --------

     LIABILITIES
Distributions payable .....................................          0           0           0
Payable for investment securities purchased ...............        131           0           0
Payable for Fund shares redeemed ..........................         58           0           0
Accrued investment advisory fee payable - Note 5 ..........         41          37          11
Accrued administration fee payable - Note 5 ...............          6           6           1
Accrued expenses ..........................................         57          50          30
                                                              --------    --------    --------
                                                                   293          93          42
                                                              --------    --------    --------
                NET ASSETS ................................     57,164      57,488      17,439
                                                              ========    ========    ========

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, at par .....................      1,490       2,606           5
Paid-in surplus ...........................................     65,131      53,888      20,640
Distributions in excess of net investment income ..........       (273)       (150)        (75)
Undistributed realized gains on investments,
        and currencies/(Distributions in excess of realized
        gains on investments and currencies) ..............    (10,997)      7,730      (1,395)
Net unrealized appreciation/(depreciation) on
        investments and currencies ........................      1,813      (6,586)     (1,736)
                                                              --------    --------    --------
NET ASSETS APPLIED TO OUTSTANDING SHARES ..................     57,164      57,488      17,439
                                                              ========    ========    ========


CAPITAL SHARES (AUTHORIZED SHARES UNLIMITED)
Outstanding (000's) .......................................      4,470       2,606       5,586
                                                              ========    ========    ========
Par Value .................................................   $ .33-1/3   $   1.00    $  0.001
                                                              ========    ========    ========
Net asset value per share .................................   $  12.79    $  22.06    $   3.12
                                                              ========    ========    ========

# INVESTMENTS AT COST .....................................     54,665      63,094      19,073
                                                              ========    ========    ========

UNREALIZED APPRECIATION/(DEPRECIATION): *
        Gross appreciation ................................      8,933       6,670       1,502
        Gross depreciation ................................     (7,120)    (13,256)     (3,238)
                                                              --------    --------    --------
NET UNREALIZED APPRECIATION/(DEPRECIATION) ................      1,813      (6,586)     (1,736)
                                                              ========    ========    ========


* Based on cost of securities for Federal Income tax purposes which does not differ from book cost.


                       See notes to financial statements



                 Intermediate
                  Municipal     Government      Tax Free
   Core Bond        Bond       Money Market   Money Market


$   130,534      $  20,692      $ 133,309      $ 200,540
      1,515              0         26,209              0
          2              7              1              7
     10,977             70              0          1,660
          0              0            136              0
        873            302              4            842
          7              1             22             14
-----------      ---------      ---------      ---------
    143,908         21,072        159,681        203,063
-----------      ---------      ---------      ---------


        374             64             62             73
     35,407            542              0          2,806
          0              0              0              0
         24              3             80             82
          0              0              3              5
         48             20            107             44
-----------      ---------      ---------      ---------
     35,853            629            252          3,010
-----------      ---------      ---------      ---------
    108,055         20,443        159,429        200,053
===========      =========      =========      =========


         11              2            159            200
    140,629         19,522        160,811        199,874
        (20)           (28)             0             (1)


    (34,394)           143         (1,541)           (20)

      1,829            804              0              0
-----------      ---------      ---------      ---------
    108,055         20,443        159,429        200,053
===========      =========      =========      =========


     10,866          1,906        159,245        200,075
===========      =========      =========      =========
$     0.001      $   0.001      $   0.001      $   0.001
===========      =========      =========      =========
$      9.94      $   10.73      $    1.00      $    1.00
===========      =========      =========      =========

    130,220         19,888        159,518        200,540
===========      =========      =========      =========


      2,033            805              0              0
       (204)            (1)             0              0
-----------      ---------      ---------      ---------
      1,829            804              0              0
===========      =========      =========      =========



                        See notes to financial statements


WEISS, PECK & GREER MUTUAL FUNDS

STATEMENTS OF OPERATIONS FOR SIX MONTHS ENDED JUNE 30, 2002 - (UNAUDITED)

                                                                                 LARGE CAP QUANTITATIVE
$ in Thousands                                                         TUDOR      GROWTH      EQUITY
-----------------------------------------------------------------------------    --------- ------------
INVESTMENT INCOME:
Dividends ........................................................   $    100    $    242    $    151
Interest .........................................................         22          24           1
Income from securities loaned - Note 3 ...........................          7           0           0
Class action litigation settlement proceeds ......................         58           0           0
Other ............................................................          0           0           0
                                                                     --------    --------    --------
                                                                          187         266         152
                                                                     --------    --------    --------
EXPENSES:
Investment advisory fee - Note 5 .................................        280         259          77
Transfer agent fees and expenses .................................         56          40          20
Administration fees - Note 5 .....................................         35          34           7
Custodian fees and expenses ......................................         10           7           2
Fund accounting fees and expenses ................................         15          15           8
Professional fees ................................................         30          27          22
Trustees' fees and expenses ......................................          8           8           8
Registration fees ................................................         12          12           7
Shareholders' reports ............................................          5           4           3
Other expenses ...................................................          9          10           5
                                                                     --------    --------    --------
                                                                          460         416         159
Less fees waived by advisor ......................................          0           0           0
Less expenses paid indirectly - Note 6 ...........................          0           0           0
                                                                     --------    --------    --------
                                                                          460         416         159
                                                                     --------    --------    --------
NET INVESTMENT INCOME/(LOSS) .....................................       (273)       (150)         (7)
                                                                     --------    --------    --------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND CURRENCIES:
        Net realized gain/(loss) on investments and currencies ...     (5,781)      8,508        (634)
        Net change in unrealized appreciation/(depreciation)
                on investments and currencies ....................     (5,314)    (19,974)     (1,457)
                                                                     --------    --------    --------
        NET GAIN/(LOSS) ON INVESTMENTS ...........................    (11,095)    (11,466)     (2,091)
                                                                     --------    --------    --------

NET INCREASE/(DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS ................................    (11,368)    (11,616)     (2,098)
                                                                     ========    ========    ========


                       See notes to financial statements


                  Intermediate     Government       Tax Free
                   Municipal         Money           Money
  Core Bond          Bond            Market          Market


$       0          $     0          $     0          $     0
    2,652              461            3,082            1,963
        1                0                0                0
        0                0                0                0
        4                0                0                0
---------          -------          -------          -------
    2,657              461            3,082            1,963
---------          -------          -------          -------

      338               47              776              564
       21               17              163               34
        0                0               19               34
       15                1               21               16
       29               10               63               49
       31               15               49               34
        8                8               11                9
        8                8               13               13
        3                3                7                3
       10                5               21               12
---------          -------          -------          -------
      463              114            1,143              768
     (180)             (34)               0                0
       (2)               0               (5)              (2)
---------          -------          -------          -------
      281               80            1,138              766
---------          -------          -------          -------
    2,376              381            1,944            1,197
---------          -------          -------          -------



      713              148                3               (2)

      890              437                0                0
---------          -------          -------          -------
    1,603              585                3               (2)
---------          -------          -------          -------


    3,979              966            1,947            1,195
=========          =======          =======          =======


                       See notes to financial statements


WEISS, PECK & GREER MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                      LARGE CAP             QUANTITATIVE
                                                             TUDOR                      GROWTH                  EQUITY
--------------------------------------------------------------------------------------------------------------------------------
                                                          SIX                      SIX                       SIX
                                                         MONTHS      YEAR         MONTHS        YEAR        MONTHS       YEAR
$ in Thousands                                            ENDED      ENDED         ENDED        ENDED       ENDED        ENDED
                                                        6/30/02*    12/31/01      6/30/02*    12/31/01     6/30/02*     12/31/01
                                                        --------    --------      --------    --------     --------     --------
OPERATIONS:
Net investment income/(loss)                          ($    273)   $      81    ($    150)   ($     98)   ($      7)   ($     73)
Net realized gain/(loss) on investments,
        and currencies                                   (5,781)      (5,468)       8,508         (827)        (634)        (636)
Change in unrealized appreciation/(depreciation)
        on investments and currencies                    (5,314)      (8,289)     (19,974)     (20,799)      (1,457)      (1,777)
                                                       --------    ---------     --------     --------     --------     --------
NET INCREASE/(DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS                       (11,368)     (13,676)     (11,616)     (21,724)      (2,098)      (2,486)
                                                       --------    ---------     --------     --------     --------     --------

DISTRIBUTIONS TO SHAREHOLDERS:
        From net investment income                            0            0            0            0            0            0
        From realized gains                                   0       (2,158)           0         (766)           0            0
                                                       --------    ---------     --------     --------     --------     --------
NET DECREASE DUE TO DISTRIBUTIONS                             0       (2,158)           0         (766)           0            0
                                                       --------    ---------     --------     --------     --------     --------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Received on issuance:
        Shares sold                                       8,126       17,011        1,751        3,359          610          924
        Distributions reinvested                              0        1,953            0          643            0            0
        Shares redeemed                                 (10,918)     (26,224)      (7,578)     (15,928)      (3,460)      (5,875)
                                                       --------    ---------     --------     --------     --------     --------
NET INCREASE/(DECREASE) FROM
        CAPITAL SHARE TRANSACTIONS                       (2,792)      (7,260)      (5,827)     (11,926)      (2,850)      (4,951)
                                                       --------    ---------     --------     --------     --------     --------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                 (14,160)     (23,094)     (17,443)     (34,416)      (4,948)      (7,437)

NET ASSETS:
Beginning of period                                      71,324       94,418       74,931      109,347       22,387       29,824
                                                       --------    ---------     --------     --------     --------     --------
End of period @                                       $  57,164    $  71,324    $  57,488    $  74,931    $  17,439    $  22,387
                                                       ========    =========     ========     ========     ========     ========

@Includes distributions in excess of
        net investment income                         ($    273)   $       0    ($    150)   $       0    ($     75)   ($     68)
                                                       ========    =========     ========     ========     ========     ========

Transactions in shares of the funds (in thousands):
        Sold                                                573        1,079           67          117          178          262
        Reinvestment of distributions                         0          131            0           24            0            0
        Redeemed                                           (791)      (1,651)        (293)        (563)      (1,013)      (1,576)
                                                       --------    ---------     --------     --------     --------     --------
Net increase/(decrease)                                    (218)        (441)        (226)        (422)        (835)      (1,314)
                                                       ========    =========     ========     ========     ========     ========


* Unaudited




                       See notes to financial statements





                                      INTERMEDIATE
            CORE                        MUNICIPAL                   GOVERNMENT                    TAX FREE
            BOND                          BOND                      MONEY MARKET                 MONEY MARKET
-----------------------------------------------------------------------------------------------------------------------
      SIX                           SIX                        SIX                            SIX
     MONTHS       YEAR             MONTHS       YEAR          MONTHS          YEAR           MONTHS           YEAR
     ENDED        ENDED            ENDED        ENDED         ENDED           ENDED           ENDED           ENDED
    6/30/02*     12/31/01        6/30/02*      12/31/01      6/30/02*        12/31/01        6/30/02*        12/31/01
    --------     --------        --------      --------      --------        --------        --------        --------

$     2,376    $     6,198    $       381    $       778    $     1,944    $    14,678    $     1,197    $     5,880

        713          5,918            148            177              3            470             (2)            (4)

        890           (695)           437           (189)             0              0              0              0
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

      3,979         11,421            966            766          1,947         15,148          1,195          5,876
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     (2,376)        (6,199)          (381)          (778)        (1,944)       (14,678)        (1,197)        (5,881)
          0              0              0           (102)             0              0              0              0
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
     (2,376)        (6,199)          (381)          (880)        (1,944)       (14,678)        (1,197)        (5,881)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------



      3,966         21,970          2,527          5,079      1,828,073      3,616,844        604,677      1,097,432
      1,597          4,964            172            503          1,756         14,463          1,089          5,803
    (22,908)       (22,906)        (1,908)        (3,342)    (2,062,256)    (3,615,603)      (611,615)    (1,106,237)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    (17,345)         4,028            791          2,240       (232,427)        15,704         (5,849)        (3,002)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    (15,742)         9,250          1,376          2,126       (232,424)        16,174         (5,851)        (3,007)


    123,797        114,547         19,067         16,941        391,853        375,679        205,904        208,911
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$   108,055    $   123,797    $    20,443         19,067    $   159,429    $   391,853    $   200,053    $   205,904
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========


($       20)   ($       20)   ($       28)   ($       28)   $         0    $         0    ($        1)   ($        1)
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

        366          2,323            234            484      1,828,074      3,616,844        604,677      1,097,432
        200            475             20             44          1,756         14,463          1,089          5,803
     (2,330)        (2,357)          (181)          (317)    (2,062,256)    (3,615,602)      (611,615)    (1,106,237)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
     (1,764)           441             73            211       (232,426)        15,705         (5,849)        (3,002)
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========




                       See notes to financial statements

WEISS, PECK & GREER MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS - (UNAUDITED)

1-ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

The following are open-end management investment companies registered under the Investment Company Act of 1940 (the "Act"):

      WPG Tudor Fund ("Tudor")
      WPG Large Cap Growth Fund ("Large Cap Growth")
      Weiss, Peck & Greer Funds Trust ("WPG Funds Trust"):
            WPG Quantitative Equity Fund ("Quantitative Equity")
            WPG Core Bond Fund ("Core Bond")
            WPG Intermediate Municipal Bond Fund ("Intermediate Municipal Bond") WPG Government Money Market Fund ("Government Money Market")
            WPG Tax Free Money Market Fund ("Tax Free Money Market")

Each fund is diversified.

Government Money Market and Tax Free Money Market are money market funds that seek to maintain continuous net asset values of $1.00. The following is a summary of the significant accounting policies followed by the funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles.

PORTFOLIO VALUATION

     COMMON STOCK -- Securities listed or admitted to trading on a national securities exchange, including options, are valued at the last sale price, on such exchange, as of the close of regular trading on the New York Stock Exchange ("NYSE") on the day the net asset value calculation is made. Unlisted securities and listed securities for which there are no sales reported on the valuation date are valued at the mean between the most recent bid and asked prices.

     BONDS -- Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued by a pricing service which utilizes both dealer-supplied valuations and other techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices, exchanges or over-the-counter prices, when such valuations are believed to reflect the market value of such securities.

     MONEY MARKET SECURITIES -- Securities are valued at amortized cost, in accordance with Rule 2a-7 of the Act, which has been determined by the Funds' Boards of Trustees to represent the fair value of the Fund's investments.

     SHORT TERM SECURITIES (OTHER THAN THE MONEY MARKET FUNDS) -- Securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value.

     FOREIGN SECURITIES -- Securities listed or admitted to trading on an international securities exchange, including options, are valued at the last sale price, at the close of the primary international exchange on the day the net asset value calculation is made. Unlisted securities and listed securities for which there are no sales reported on the valuation date are valued at the mean between the most recent bid and ask prices. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at 11:00 AM Eastern Time.

     OTHER SECURITIES -- Other securities and assets for which market quotations are not readily available are valued at their fair value as determined, in good faith, by the Funds' Valuation Committee as authorized by the Funds' Board of Trustees.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

     Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded utilizing the specific identification method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts on fixed income securities are accreted to interest income over the life of the security or until an applicable call date if sooner, with a corresponding increase in cost basis; premiums are amortized with a corresponding decrease in cost basis.

WEISS, PECK & GREER MUTUAL FUNDS

FEDERAL INCOME TAXES

     The Funds intend to comply with the requirements of the Internal Revenue Code that pertain to regulated investment companies and to distribute all of their taxable income to their shareholders. No federal income tax or excise tax provision is required. As of December 31, 2001, the following funds had capital loss carryforwards:

        (in thousands)
                                         YEAR OF EXPIRATION
                                         ------------------
Fund                     2002     2003     2004   2005   2006     2007   2008     2009
----                     ----     ----     ----   ----   ----     ----   ----     ----

Tudor                    --       --       --     --     --       --     --      5,160
Large Cap Growth         --       --       --     --     --       --     --        329
Quantitative Equity      --       --       --     --     --       --     --        238
Core Bond               8,043   20,113      753   --     --      6,170   --       --
Government Money         --      1,544     --     --     --       --     --       --
Tax Free Money Market    --          1        3      4      1        5   --          5


DISTRIBUTION TO SHAREHOLDERS

     Dividends from Net Investment Income -- Distributions are recorded on the ex-dividend date. Dividends from net investment income are declared and paid annually when available for the Tudor, Quantitative Equity and the Large Cap Growth Fund. Dividends from net investment income are declared daily and paid monthly for the Core Bond, Intermediate Municipal Bond, Government Money Market and Tax Free Money Market Funds.

     DISTRIBUTIONS FROM NET REALIZED GAINS -- Distributions from net realized gains are declared and paid by December 31 of the year in which they are earned. To the extent that net realized capital gains can be offset by capital loss carryovers, if any, it is the policy of the Funds not to distribute such gains.

     The character of income and gains to be distributed are determined in accordance with income tax regulations and distributions made in connection with the redemption of Fund shares may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as mortgage backed securities, net operating losses, deferral of wash sale losses, options and futures, and post-October losses.

REPURCHASE AGREEMENTS (TUDOR, CORE BOND, GOVERNMENT MONEY MARKET)

     It is each Funds' policy to take possession of securities or other assets purchased under agreements to resell. The securities purchased under agreements to resell are marked to market every business day to ensure that the value of the "collateral" is at least equal to the value of the loan, including the accrued interest earned thereon, plus sufficient additional market value as is considered necessary to provide a margin of safety.

FUTURES (TUDOR, QUANTITATIVE EQUITY, CORE BOND)

     A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt or payment is known as a "variation margin" and is recorded by each Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund is also required to fully collateralize futures contracts purchased. The Fund only enters into futures contracts which are traded on exchanges.

WEISS, PECK & GREER MUTUAL FUNDS

OPTIONS WRITING (TUDOR, LARGE CAP GROWTH, QUANTITATIVE EQUITY, CORE BOND)

     A Fund may write covered options to protect against adverse movements in the price of securities in the investment portfolio. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call is exercised, the premium is added to the proceeds from the sale of the underlying securities or currencies in determining whether the Fund has realized a gain or loss. If a put is exercised, the premium reduces the cost basis of the securities or currencies purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the selling or buying of a security or currency at a price different from the current market value. The Fund only enters into options which are traded on exchanges except for Tudor which can enter into non-exchange options with counterparties as authorized by the Board of Trustees.

FOREIGN SECURITIES (TUDOR, LARGE CAP GROWTH)

     Certain risks result from investing in foreign securities in addition to the usual risks inherent in domestic investments. Such risks include future political, economic and currency exchange developments including investment restrictions and changes in foreign laws.

FORWARD CURRENCY CONTRACTS (TUDOR, LARGE CAP GROWTH)

     A Fund may enter into forward contracts. Such contracts may be utilized in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolios denominated in foreign currencies. Fluctuations in the value of the forward contracts are recorded for book purposes as unrealized gains or losses by the Fund. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Upon entering into such a contract, the Fund is required to segregate assets with its custodian at least equal to the value of the Fund's assets committed to fulfilling the forward currency contract.

FOREIGN CURRENCY TRANSACTIONS (TUDOR, LARGE CAP GROWTH)

     The books and records of each Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets or liabilities, denominated in foreign currencies, are translated into U.S. dollars at the exchange rates prevailing at 11:00 AM Eastern time.

     Reported net realized foreign exchange gains or losses arise from sales and maturities of short term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in the exchange rate.

USE OF ESTIMATES

     Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

2-SECURITIES TRANSACTIONS

     For the six months ended June 30, 2002, sales proceeds, cost of securities purchased, (other than short term investments), total commissions and commissions received by Weiss, Peck & Greer ("WPG"), on such transactions were as follows:


                            PROCEEDS        COST OF                COMMISSIONS
                         OF SECURITIES    SECURITIES    TOTAL      RECEIVED BY
                               SOLD        PURCHASED  COMMISSIONS       WPG
                              (000'S)       (000'S)     (000'S)       (000'S)
                              -------       -------     -------       -------

    Tudor                    $ 35,258     $ 33,043     $    142     $      5
    Large Cap Growth           39,737       31,485           97           75
    Quantitative Equity         9,694        6,849           18           15
    Core Bond                 360,364      342,690            0            0
    Municipal Bond              4,902        5,601            0            0


3-SECURITIES LENDING (TUDOR, CORE BOND)

     At June 30, 2002, the Tudor Fund loaned securities valued at $3,784,451. For collateral the Tudor Fund received a letter of credit in an amount equal to $7,000,000. For the six months ended June 30, 2002 the Tudor Fund and Core Bond Fund earned $7,133 and $1,589 net of custodian expenses, respectively.

4-FORWARD COMMITMENT SALES (CORE BOND)

     The Core Bond Fund may enter into the sale of mortgage-backed securities on a forward commitment basis. Forward commitment sales are entered into prior to the announcement of the monthly paydown scheduled for a pool of mortgage-backed securities and delivery is made subsequent to the paydown. The Fund may choose to close out the transaction prior to the settlement date rather than make delivery of the underlying security. When the Fund enters into a forward commitment sale it records an unrealized gain or loss daily equal to the difference between the original value of the sale and the current market value. When the sale is completed, the gain or loss becomes realized.

5-INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     WPG serves as the Funds' investment adviser. The advisory fees of each Fund are as follows, and are paid monthly:

     Tudor .90% of net assets up to $300 million .80% of net assets $300 million to $500 million
                                    .75% of net assets in excess of $500
                                        million

     Large Cap Growth               .75% of net assets

     Quantitative Equity            .75% of net assets

     Core Bond                      .60% of net assets up to $300 million
                                    .55% of net assets $300 million to $500
                                        million
                                    .50% of net assets in excess of $500 million

     Intermediate Municipal Bond    .00% while net assets under $17 million
                                    .50% while net assets in excess of $17
                                        million

     Government Money Market        .50% of net assets up to $500 million
             &                      .45% of net assets $500 million to $1
                                        billion
     Tax Free Money Market          .40% of net assets $1 billion to $1.5
                                        billion
                                    .35% of net assets in excess of $1.5 billion

WEISS, PECK & GREER MUTUAL FUNDS

     Each Fund has entered into an Administration Agreement with WPG. For the period January 1, 2002 through April 30, 2002 WPG was entitled to receive the following fees based upon a percentage of average daily net assets:
     Tudor 0.10%, Large Cap Growth 0.09%, Quantitative Equity 0.07%, Core Bond 0.00%, Intermediate Municipal Bond 0.00%, Government Money Market 0.01%, and Tax Free Money Market 0.03%. As of May 1, 2002, WPG is entitled to receive the following fees based upon a percentage of average daily net assets: Tudor 0.14%, Large Cap Growth 0.12%, Government Money Market 0.02%. The fee for all of the other Funds remained the same.

6-CUSTODIAN FEES

     Each Fund has entered into an expense offset agreement with its custodian wherein it receives credit toward the reduction of custodian fees whenever there are uninvested cash balances. For the six months ended June 30, 2002 the Funds' custodian fees and related offset were as follows:

                                              CUSTODIAN          OFFSET
                                                 FEE             CREDIT
                                                 ---             ------
        Tudor                                 $10,515           $   489
        Large Cap Growth                        7,325               382
        Quantitative Equity                     2,722               280
        Core Bond                              14,711             1,632
        Municipal Bond                          1,508               235
        Government Money Market                20,876             4,914
        Tax Free Money Market                  16,409             1,612


     The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with their custodian.

WEISS, PECK & GREER MUTUAL FUNDS

Information on Trustees - (Unaudited)

TRUSTEES
Name, Address, Date of Birth
Position(s) Held with               Principal
Fund and Length of Service          Occupation(s)                Other Directorships
as a Trustee                        Past 5 Years                 Held by Trustee
------------------------------------------------------------------------------------------------------

ROGER J. WEISS                      Senior Managing              Trustee Fellow of Cornell University
One New York Plaza                  Director of WPG              Member of Board of Overseers of
New York, NY 10004                                               Cornell Medical College
4/29/39                                                          Vice Chairman of Cornell University
Chairman of the Board and                                        Investment Committee
Trustee since 1988                                               Member of Cornell Law School and
                                                                 Athletic Advisory Councils
                                                                 Trustee of the Chess-in-the-Schools
                                                                      program
                                                                 Member of the Board of Gray Peak
                                                                      Technologies

------------------------------------------------------------------------------------------------------
RAYMOND R. HERRMANN, JR.            Chairman of the Board        Life Member of Board of Overseers
60 E. 42nd Street                   of Sunbelt Beverage Corp.    of Cornell Medical College
Suite 1915                          Former Vice Chairman and     Director of Sky Ranch for Boys
New York, NY 10165                  Director McKesson Corp.
9/11/20
Trustee since 1970

------------------------------------------------------------------------------------------------------
ROBERT A. STRANIERE                 Member of New York State     Director of various Reich and
182 Rose Avenue                     Assembly                     Tang Funds
Staten Island, NY 10306             Sole proprietor of Straniere
3/28/41                             Law Firm
Trustee since 1992

------------------------------------------------------------------------------------------------------
WILLIAM B. ROSS                     Public Arbitrator for NASD
4044 N. Farwell Avenue              and New York Stock Exchange
Shorewood, WI 53211
8/22/27
Trustee since 1972


LAWRENCE J. ISRAEL                  Private Investor             Director and Trustee of the
200 Broadway                                                     Touro Infirmary
Suite 249                                                        Member of the Intercollegiate
New Orleans, LA 70018                                            Athletics Committee of the
12/13/34                                                         Administrators of the Tulane University
Trustee since 1990                                                    Educational Fund
                                                                 Chairman of Tulane University
                                                                      Endowment Management Committee

------------------------------------------------------------------------------------------------------
GRAHAM E. JONES                     Senior Vice President,       Trustee of various
investment 330 Garfield Street      BGK Realty Inc.              companies of Deutsche Asset
Santa Fe, NM 87501                                               Management
1/31/33                                                          Trustee various investment companies
Trustee since 1985                                               managed by Sun Capital Advisors.



WEISS, PECK & GREER MUTUAL FUNDS

Financial Highlights (for the years ended December 31 except for 2002 which is for the six months ended June 30)

$ per share                                                                                                   ratios (A)

                       Net      Total             Distri-
                       Realized Income/          butions
       Net     Net     and      (Loss)  Dividends  From             Net               Net             Ratio of
       Asset   Invest- Unrealized From    From      Net            Asset           Assets at Ratio of   Net
       Value at ment   Gains or  invest-   Net   Realized  Total  Value at          End of   Expenses Invest-    Portfolio
       Begin-   Income Losses)on ment   Invest-   Capital Distri-  End of   Total   Period     To     ment      Turnover
       ning of  (Loss) Invest-   Opera-  ment      Gains  butions  Period   Return  ($000's) Average  Income      Rate
       Period          ments     tions  Income                                                Net     To Average
                                                                                              Assets    Net
                                                                                                      Assets
-----------------------------------------------------------------------------------------------------------------------------
TUDOR
2002*   $15.21  ($0.06)  ($2.36) ($2.42)   $0.00    $0.00   $0.00   $12.79  (15.91%)  $57,164   1.48%   (0.88%)   110.0%
2001     18.41    0.00    (2.73)  (2.73)    0.00    (0.47)  (0.47)   15.21   (14.78)   71,324   1.38     0.11     128.1
2000     22.91    0.00    (1.50)  (1.50)    0.00    (3.00)  (3.00)   18.41    (5.20)   94,418   1.28    (0.22)     84.0
1999     15.74    0.00     9.88    9.88     0.00    (2.71)  (2.71)   22.91    63.26   108,780   1.37    (0.37)    139.4
1998     21.90   (0.02)   (4.86)  (4.88)    0.00    (1.28)  (1.28)   15.74   (22.01)   86,817   1.28    (0.22)    143.6
1997     23.28    0.06     2.46    2.52     0.00    (3.90)  (3.90)   21.90    11.11   166,459   1.24    (0.44)    106.3

LARGE CAP GROWTH FUND
2002*    26.46   (0.06)   (4.34)  (4.40)    0.00     0.00    0.00    22.06   (16.63)   57,488   1.21    (0.43)     96.1
2001     33.60   (0.01)   (6.86)  (6.87)    0.00    (0.27)  (0.27)   26.46   (20.45)   74,931   1.14    (0.11)     56.4
2000     39.88    0.01    (0.94)  (0.93)    0.00    (5.35)  (5.35)   33.60    (1.68)  109,347   1.01    (0.03)     78.2
1999     40.64    0.14     4.91    5.05    (0.16)   (5.65)  (5.81)   39.88    12.68   145,734   1.03     0.40      68.1
1998     35.11    0.26     9.38    9.64    (0.26)   (3.85)  (4.11)   40.64    27.51   160,698   1.04     0.71      64.6
1997     29.32    0.24    10.30   10.54   (0.24)    (4.51)  (4.75)   35.11    36.27   117,146   1.06     0.88      69.6

QUANTITATIVE EQUITY FUND
2002*     3.49    0.00    (0.37)  (0.37)    0.00     0.00    0.00     3.12   (10.60)   17,439   1.55    (0.07)     67.6
2001      3.86    0.00    (0.37)  (0.37)    0.00     0.00    0.00     3.49    (9.59)   22,387   1.41    (0.30)     91.5
2000      5.23    0.00    (0.42)  (0.42)   (0.01)   (0.94)  (0.95)    3.86    (7.32)   29,824   1.23     0.02     106.6
1999      5.79    0.02     0.73    0.75    (0.03)   (1.28)  (1.31)    5.23    13.90    76,452   1.08     0.24      95.6
1998      5.84    0.05     1.46    1.51    (0.06)   (1.50)  (1.56)    5.79    26.71    73,884   1.06     0.49      89.4
1997      5.89    0.08     1.42    1.50    (0.08)   (1.47)  (1.55)    5.84    25.47    96,055   1.03     1.03      77.7





Page 40

WEISS, PECK & GREER MUTUAL FUNDS
Financial Highlights    (for the years ended December 31 except for 2002 which is for the six months ended June 30)

$ per share                                                                                                   ratios (A)

                       Net      Total             Distri-
                       Realized Income/          butions
       Net     Net     and      (Loss)  Dividends  From             Net               Net             Ratio of
       Asset   Invest- Unrealized From    From      Net            Asset           Assets at Ratio of   Net
       Value at ment   Gains or  invest-   Net   Realized  Total  Value at          End of   Expenses Invest-    Portfolio
       Begin-   Income Losses)on ment   Invest-   Capital Distri-  End of   Total   Period     To     ment      Turnover
       ning of  (Loss) Invest-   Opera-  ment      Gains  butions  Period   Return  ($000's) Average  Income      Rate
       Period          ments     tions  Income                                                Net     To Average
                                                                                              Assets    Net
                                                                                                      Assets
-----------------------------------------------------------------------------------------------------------------------------

CORE BOND
2002*    $9.80   $0.21    $0.14   $0.35   ($0.21)   $0.00  ($0.21) $9.94   3.57%     $108,055   0.50%    4.22%    563.8%
2001      9.40    0.49     0.40    0.89    (0.49)    0.00   (0.49)  9.80    9.64      123,797   0.50     5.04     431.5
2000      9.07    0.60     0.33    0.93    (0.60)    0.00   (0.60)  9.40   10.66      114,547   0.50     6.58     509.0
1999      9.64    0.56    (0.57)  (0.01)   (0.56)    0.00   (0.56)  9.07   (0.12)     137,487   0.50     5.98     531.2
1998      9.34    0.54     0.30    0.84    (0.54)    0.00   (0.54)  9.64    9.26      139,463   0.50     5.71     684.9
1997      9.19    0.51     0.15    0.66    (0.51)    0.00   (0.51)  9.34    7.37      108,443   0.86     5.56     330.3

INTERMEDIATE MUNICIPAL BOND
2002*    10.40    0.21     0.33    0.54    (0.21)    0.00   (0.21)  10.73   5.25       20,443   0.85     4.03      51.7
2001     10.44    0.46     0.00    0.46    (0.44)   (0.06)  (0.50)  10.40   4.42       19,067   0.84     4.18      34.6
2000     10.05    0.46     0.39    0.85    (0.46)    0.00   (0.46)  10.44   8.73       16,941   0.81     4.58      23.8
1999     10.55    0.44    (0.50)  (0.06)   (0.44)    0.00   (0.44)  10.05  (0.54)      20,210   0.85     4.32      83.2
1998     10.45    0.45     0.14    0.59    (0.47)   (0.02)  (0.49)  10.55   5.72       25,341   0.85     4.23      45.7
1997     10.14    0.47     0.31    0.78    (0.47)    0.00   (0.47)  10.45   7.85       23,508   0.85     4.55      39.8

GOVERNMENT MONEY MARKET
2002*     1.00    0.01     0.00    0.01    (0.01)    0.00   (0.01)    1.00  0.60      159,429   0.73     1.26       N/A
2001      1.00    0.04     0.00    0.04    (0.04)    0.00   (0.04)    1.00  3.61      391,853   0.69     3.57       N/A
2000      1.00    0.06     0.00    0.06    (0.06)    0.00   (0.06)    1.00  5.74      375,679   0.68     5.59       N/A
1999      1.00    0.04     0.00    0.04    (0.04)    0.00   (0.04)    1.00  4.45      372,448   0.70     4.36       N/A
1998      1.00    0.05     0.00    0.05    (0.05)    0.00   (0.05)    1.00  4.80      428,443   0.73     4.62       N/A
1997      1.00    0.05     0.00    0.05    (0.05)    0.00   (0.05)    1.00  4.76      207,817   0.81     4.68       N/A

TAX FREE MONEY MARKET
2002*     1.00    0.01     0.00    0.01    (0.01)    0.00   (0.01)    1.00  0.53      200,053   0.68     1.06       N/A
2001      1.00    0.03     0.00    0.03    (0.03)    0.00   (0.03)    1.00  2.51      205,904   0.67     2.52       N/A
2000      1.00    0.04     0.00    0.04    (0.04)    0.00   (0.04)    1.00  3.71      208,911   0.70     3.67       N/A
1999      1.00    0.03     0.00    0.03    (0.03)    0.00   (0.03)    1.00  2.80      117,520   0.76     2.76       N/A
1998      1.00    0.03     0.00    0.03    (0.03)    0.00   (0.03)    1.00  3.05      131,268   0.75     3.01       N/A
1997      1.00    0.03     0.00    0.03    (0.03)    0.00   (0.03)    1.00  3.23      130,083   0.74     3.17       N/A


*    Unaudited
(A)  Ratios and Portfolio Turnover for 2002 are annualized

WEISS, PECK & GREER MUTUAL FUNDS

FINANCIAL HIGHLIGHTS

The Adviser agreed to reimburse other operating expenses and not to impose its full fee for certain periods. Had the Adviser not so agreed, and had the Funds not received a custody fee earnings credit, the total return would have been lower and the net investment income/(loss) per share, ratio of expenses to average net assets and ratio of net income to average net assets would have been:

                                                                Ratio of
                                                                Net
                                             Ratio of           Investment
                                             Expenses           Income
                                             to Average         to Average
                                             Net Assets         Net Assets
                ----------------------------------------------------------
                QUANTITATIVE EQUITY
                         2002*                  1.56%              (0.08)%
                         2001                   1.42%              (0.31)%
                         2000                   1.24%               0.01%
                         1998                   1.07%               0.48%
                CORE BOND
                         2002*                  0.82%               3.90%
                         2001                   0.81%               4.73%
                         2000                   0.79%               6.29%
                         1999                   0.81%               5.67%
                         1998                   0.89%               5.32%
                INTERMEDIATE MUNICIPAL BOND
                         2002*                  1.21%               3.67%
                         2001                   1.15%               3.87%
                         2000                   1.04%               4.35%
                         1999                   1.08%               4.09%
                         1998                   1.06%               4.02%
                         1997                   1.15%               4.25%
                GOVERNMENT MONEY MARKET
                         2002*                  0.74%               1.25%
                TAX FREE MONEY MARKET
                         1998                   0.76%               3.00%

For the Tudor and Large Cap Growth Funds, custody fee earnings credit had an effect of less than 0.01% per share on the above ratios. The custody fee earnings credit had an effect of less than 0.01% on the above ratios in 1997 and 1999 for the Quantitative Equity Fund, in 1997 for the Core Bond Fund, in 1997, 1998, 1999, 2000 and 2001 for the Government Money Market Fund and 1997, 1999, 2000, 2001 and 2002 for the Tax Free Money Market Fund.


* Unaudited

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












                      This page intentionally left blank.

                              WEISS, PECK & GREER
                                   INVESTMENTS

                            MEMBER OF % REBECO GROUP

                          INTERNATIONAL ASSET MANAGERS



                     ONE NEW YORK PLAZA, NEW YORK, NY 10004

INDEPENDENT TRUSTEES AND MEMBERS
OF AUDIT COMMITTEE
Raymond R. Herrmann, Jr.                William B. Ross
Lawrence J. Israel                      Robert A. Straniere
Graham E. Jones


OFFICERS

ROGER J. WEISS
  Chairman of the Board and Trustee - all funds

WALTER PRENDERGAST
  President - WPG Tudor Fund

RONALD M. HOFFNER
  Executive Vice President and Treasurer - all funds

JOSEPH J. REARDON
  Vice President and Secretary - all funds

STEVEN M. PIRES
  Assistant Vice President - all funds

C. LENNIS KOONTZ
  Vice President - WPG Large Cap Growth Fund

DANIEL S. VANDIVORT
  President - WPG Funds Trust

DAVID E. BYRKET
  Vice President - WPG Quantitative Equity Fund

FRED HERRMANN
  Vice President - WPG Quantitative Equity Fund

JANET A. FIORENZA
  Vice President - WPG Tax Free Money Market Fund

S. BLAKE MILLER
  Vice President - WPG Intermediate Municipal Bond Fund

SID BAKST
  Vice President - WPG Core Bond Fund

THOMAS J. GIRARD
Vice President - WPG Government Money Market Fund


INVESTMENT ADVISER
Weiss, Peck & Greer, LLC
One New York Plaza
New York, NY  10004

CUSTODIAN
Boston Safe Deposit and Trust Company
One Exchange Place
Boston, MA  02109

DIVIDEND DISBURSING AND
TRANSFER AGENT
PFPC Inc.
P.O. Box 60448
King of Prussia, PA  19406-0448

DISTRIBUTOR
PFPC Distributors, Inc.
3200 Horizon Drive
King of Prussia, PA 19406

LEGAL COUNSEL
Hale and Dorr
60 State Street
Boston, MA  02109

INDEPENDENT AUDITORS
KPMG LLP
757 Third Avenue
New York, NY  10017



This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Weiss, Peck & Greer Funds. Such offering is made only by prospectus, which includes details as to offering and other material information.